Capital World Bond Fund®
Investment portfolio
March 31, 2022
unaudited
Bonds, notes & other debt instruments 94.92% Euros 18.32%	Principal amount (000)	Value (000)
Allianz SE 0.25% 2023	€1,900	$2,107
Allianz SE 1.375% 2031	1,900	2,087
Allianz SE 5.625% 2042 (3-month EUR-EURIBOR + 5.00% on 10/17/2022)[1]	800	910
Allianz SE 4.75% perpetual bonds (3-month EUR-EURIBOR + 3.60% on 10/24/2023)[1]	13,900	16,174
Altria Group, Inc. 2.20% 2027	27,450	30,363
American Honda Finance Corp. 0.30% 2028	750	765
American Medical Systems Europe BV 1.375% 2028	1,220	1,322
American Tower Corp. 0.45% 2027	10,525	10,944
American Tower Corp. 0.875% 2029	8,385	8,499
American Tower Corp. 1.25% 2033	3,000	2,945
Anheuser-Busch InBev NV 1.125% 2027	3,275	3,612
Anheuser-Busch InBev NV 2.875% 2032	805	986
AT&T, Inc. 1.60% 2028	2,290	2,554
AT&T, Inc. 2.05% 2032	6,250	7,049
Austria (Republic of) 0.90% 2032	27,685	30,387
Austria (Republic of) 0.70% 2071	340	285
Bank of America Corp. 0.58% 2029 (3-month EUR-EURIBOR + 0.73% on 8/8/2028)[1,2]	8,140	8,385
Bayer Capital Corp. BV 1.50% 2026	2,400	2,658
Belgium (Kingdom of), Series 72, 2.60% 2024	5,340	6,242
Belgium (Kingdom of), Series 89, 0.10% 2030	2,950	3,087
Belgium (Kingdom of), Series 88, 1.70% 2050	895	1,040
Belgium (Kingdom of), Series 95, 1.40% 2053	2,240	2,393
BMW Finance NV 1.125% 2026	1,620	1,796
BMW Finance NV 1.50% 2029	3,000	3,353
British American Tobacco International Finance PLC 2.75% 2025	8,000	9,193
Buzzi Unicem SpA 2.125% 2023	2,000	2,239
CaixaBank, SA 1.375% 2026	13,100	14,310
CaixaBank, SA 2.25% 2030 (5-year EUR Annual (vs. 6-month EUR-EURIBOR) + 1.68% on 4/17/2025)[1]	25,400	27,979
Cameroon (Republic of) 5.95% 2032	850	831
Capital One Financial Corp. 1.65% 2029	1,975	2,093
Celanese US Holdings, LLC 0.625% 2028	1,000	965
Chubb, Ltd. 1.55% 2028	1,040	1,141
Cloverie PLC 1.75% 2024	7,100	8,036
Comcast Corp. 0% 2026	7,770	8,181
Comcast Corp. 0.25% 2027	6,700	7,067
Comcast Corp. 0.25% 2029	8,195	8,310
Comcast Corp. 1.25% 2040	1,300	1,308
Cote d’Ivoire (Republic of) 5.25% 2030	3,950	4,050
Cote d’Ivoire (Republic of) 5.875% 2031	4,575	4,700
Cote d’Ivoire (Republic of) 4.875% 2032	6,700	6,548
Crédit Agricole SA 0.50% 2024	1,200	1,322
CRH Finance DAC 3.125% 2023	1,100	1,253
DH Europe Finance II SARL 0.45% 2028	2,550	2,668
Dow Chemical Co. 0.50% 2027	170	178
Dow Chemical Co. 1.125% 2032	640	639
Dow Chemical Co. 1.875% 2040	1,000	978
Capital World Bond Fund — Page 1 of 47

unaudited
Bonds, notes & other debt instruments (continued) Euros (continued)	Principal amount (000)	Value (000)
EDP - Energias de Portugal, SA, junior subordinated, 1.875% 2081 (5-year EUR-ICE Swap EURIBOR + 2.38% on 8/2/2026)[1]	€4,000	$4,140
Egypt (Arab Republic of) 5.625% 2030	3,720	3,493
Egypt (Arab Republic of) 5.625% 2030	700	657
Egypt (Arab Republic of) 6.375% 2031	600	570
Enel Finance International SA 1.00% 2024	4,000	4,445
Equinix, Inc. 0.25% 2027	2,820	2,888
Equinix, Inc. 1.00% 2033	10,800	10,091
Equinor ASA 1.375% 2032	2,020	2,190
European Financial Stability Facility 0.40% 2025	26,000	28,676
European Financial Stability Facility 0% 2027	1,610	1,704
European Investment Bank 0.375% 2027	9,460	10,279
European Investment Bank 0% 2031	2,020	2,052
European Investment Bank 0.25% 2032	39,400	40,395
European Union 0% 2025	350	380
European Union 0% 2026	16,770	18,073
European Union 0% 2026	3,590	3,882
European Union 0.25% 2026	5,510	5,987
European Union 0% 2028	23,300	24,511
European Union 0% 2028	1,870	1,958
European Union 0% 2031	13,250	13,328
European Union 0% 2035	1,355	1,280
European Union 0.20% 2036	12,080	11,591
European Union 0.70% 2051	75	72
Finland (Republic of) 0.125% 2031	3,000	3,090
French Republic O.A.T. 0.50% 2025	5,760	6,410
French Republic O.A.T. 0.10% 2026[3]	90,796	112,465
French Republic O.A.T. 0% 2027	3,500	3,765
French Republic O.A.T. 1.00% 2027	740	836
French Republic O.A.T. 0% 2030	122,000	125,499
French Republic O.A.T. 0% 2032	62,975	63,152
French Republic O.A.T. 1.25% 2034	10,090	11,389
French Republic O.A.T. 0.50% 2040	25,850	25,126
French Republic O.A.T. 0.50% 2044	1,620	1,515
French Republic O.A.T. 2.00% 2048	870	1,103
French Republic O.A.T. 0.75% 2052	47,960	44,674
French Republic O.A.T. 1.75% 2066	380	457
French Republic O.A.T. Eurobond 0.25% 2024[3]	12,216	14,921
General Electric Co. 4.125% 2035[2]	1,000	1,316
General Motors Financial Co. 0.20% 2022[2]	1,360	1,506
Germany (Federal Republic of) 0% 2025	89,175	98,254
Germany (Federal Republic of) 0% 2026	1,500	1,635
Germany (Federal Republic of) 0% 2027	95,925	104,174
Germany (Federal Republic of) 0.25% 2027	20,375	22,462
Germany (Federal Republic of) 0% 2030	70,420	74,989
Germany (Federal Republic of) 0% 2030	1,346	1,437
Germany (Federal Republic of) 2.50% 2044	3,540	5,498
Germany (Federal Republic of) 1.25% 2048	2,570	3,294
Germany (Federal Republic of) 0% 2050	30,225	28,005
Germany (Federal Republic of) 0% 2050	310	290
Goldman Sachs Group, Inc. 1.00% 2033[2]	22,674	22,269
Greece (Hellenic Republic of) 3.45% 2024	16,970	19,846
Greece (Hellenic Republic of) 3.375% 2025	63,070	74,258
Greece (Hellenic Republic of) 0% 2026	21,840	22,736
Greece (Hellenic Republic of) 2.00% 2027	13,760	15,530
Capital World Bond Fund — Page 2 of 47

unaudited
Bonds, notes & other debt instruments (continued) Euros (continued)	Principal amount (000)	Value (000)
Greece (Hellenic Republic of) 1.75% 2032	€39,565	$40,302
Greece (Hellenic Republic of) 1.875% 2052	430	364
Groupe BPCE SA 0.875% 2024	700	777
Groupe BPCE SA 1.00% 2025	10,900	12,001
Groupe BPCE SA 2.75% 2027 (5-year EUR Mid-Swap + 2.37% on 11/30/2022)[1]	1,100	1,235
Hannover Rück SE 1.125% 2028	4,200	4,586
Highland Holdings SARL 0.318% 2026	1,950	2,035
Highland Holdings SARL 0.934% 2031	330	329
Honeywell International, Inc. 0.75% 2032	2,930	2,952
Iberdrola, SA 1.875% junior subordinated perpetual bonds (5-year EUR Annual (vs. 6-month EURIBOR) + 1.592% on 5/22/2023)[1]	1,600	1,787
Iberdrola, SA 2.25% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 2.574% on 4/28/2029)[1]	7,900	8,226
Indonesia (Republic of) 0.90% 2027	1,980	2,075
Ireland (Republic of) 0.90% 2028	280	313
Ireland (Republic of) 0.20% 2030	6,830	7,141
Ireland (Republic of) 0% 2031	22,100	22,231
Ireland (Republic of) 0.35% 2032	59,775	61,526
Israel (State of) 2.875% 2024	7,700	8,870
Israel (State of) 1.50% 2027	4,275	4,823
Israel (State of) 1.50% 2029	3,875	4,367
Italy (Republic of) 0% 2024	6,870	7,561
Italy (Republic of) 1.85% 2025	30,640	34,928
Italy (Republic of) 0% 2026	2,000	2,103
Italy (Republic of) 0.85% 2027	20,345	22,091
Italy (Republic of) 0.25% 2028	140,790	144,704
Italy (Republic of) 2.80% 2028	41,144	49,154
Italy (Republic of) 1.35% 2030	690	740
Italy (Republic of) 1.65% 2030	10,580	11,497
Italy (Republic of) 0.95% 2031	2,400	2,417
Italy (Republic of) 1.45% 2036	17,940	18,231
Italy (Republic of) 1.80% 2041	3,360	3,420
Italy (Republic of) 2.15% 2052	500	516
Italy Buoni Poliennali Del Tesoro 0.90% 2031	50,440	51,115
KfW 0.125% 2025	4,585	5,010
Lloyds Banking Group PLC 1.75% 2028 (5-year EUR-EURIBOR + 1.30% on 9/7/2023)[1]	12,400	13,843
Luxembourg (Grand Duchy of) 0% 2032	271	268
LYB International Finance BV 1.625% 2031	500	522
LYB International Finance II BV 0.875% 2026	1,000	1,064
Marsh & McLennan Companies, Inc. 1.349% 2026	390	429
Marsh & McLennan Companies, Inc. 1.979% 2030	1,000	1,104
Mastercard, Inc. 1.00% 2029	1,850	2,005
Medtronic Global Holdings SCA 1.125% 2027	6,280	6,920
Medtronic Global Holdings SCA 1.00% 2031	7,720	8,150
Medtronic Global Holdings SCA 1.375% 2040	1,426	1,405
Morocco (Kingdom of) 1.50% 2031	14,230	12,975
Netflix, Inc. 3.625% 2027	3,800	4,496
Netflix, Inc. 3.875% 2029[2]	3,800	4,572
Orange SA 2.00% 2029	400	461
Petroleos Mexicanos 5.50% 2025	16,330	18,943
Philip Morris International, Inc. 2.875% 2026	3,500	4,073
Philip Morris International, Inc. 0.80% 2031	5,800	5,465
Philippines (Republic of) 0.25% 2025	9,880	10,531
Philippines (Republic of) 0.70% 2029	5,480	5,581
Portuguese Republic 1.95% 2029	60	70
Portuguese Republic 0.475% 2030	9,770	10,178
Capital World Bond Fund — Page 3 of 47

unaudited
Bonds, notes & other debt instruments (continued) Euros (continued)	Principal amount (000)	Value (000)
Portuguese Republic 0.30% 2031	€700	$703
Portuguese Republic 1.15% 2042	980	957
Portuguese Republic 1.00% 2052	370	317
Public Storage 0.50% 2030	2,490	2,405
Quebec (Province of) 0.25% 2031	5,980	6,004
Quebec (Province of) 0.50% 2032	9,030	9,192
Raytheon Technologies Corp. 2.15% 2030	3,400	3,772
Romania 2.75% 2026	1,000	1,127
Romania 2.125% 2028	11,650	12,169
Romania 1.375% 2029	640	606
Romania 1.75% 2030	18,675	17,536
Romania 3.624% 2030	42,589	46,166
Romania 2.00% 2032	740	683
Romania 2.00% 2033	17,540	15,651
Romania 3.50% 2034	375	377
Romania 3.75% 2034	12,860	13,312
Russian Federation 2.875% 2025	15,300	2,962
Russian Federation 2.875% 2025	5,100	987
Santander Issuances, SA Unipersonal 3.25% 2026	7,200	8,444
Serbia (Republic of) 3.125% 2027	63,753	68,873
Serbia (Republic of) 3.125% 2027	5,390	5,823
Serbia (Republic of) 1.00% 2028	3,276	3,066
Serbia (Republic of) 1.50% 2029	16,945	15,964
Serbia (Republic of) 2.05% 2036	16,570	14,167
Spain (Kingdom of) 0% 2024	3,320	3,657
Spain (Kingdom of) 2.75% 2024	17,030	20,048
Spain (Kingdom of) 0.80% 2027	83,500	91,881
Spain (Kingdom of) 1.40% 2028	2,455	2,790
Spain (Kingdom of) 1.45% 2029	10,215	11,619
Spain (Kingdom of) 0.50% 2030	3,030	3,189
Spain (Kingdom of) 1.25% 2030	31,859	35,382
Spain (Kingdom of) 0.10% 2031	605	602
Spain (Kingdom of) 0.50% 2031	37,994	38,825
Spain (Kingdom of) 0.70% 2032	41,255	42,531
Spain (Kingdom of) 1.85% 2035	630	720
Spain (Kingdom of) 1.00% 2042	880	843
Spain (Kingdom of) 2.70% 2048	4,700	6,059
Spain (Kingdom of) 1.00% 2050	1,800	1,580
Spain (Kingdom of) 1.90% 2052	2,770	2,935
Spain (Kingdom of) 1.45% 2071	240	195
State Grid Overseas Investment, Ltd. 1.25% 2022	6,625	7,341
State Grid Overseas Investment, Ltd. 1.375% 2025	2,050	2,264
State Grid Overseas Investment, Ltd. 2.125% 2030	800	865
Stryker Corp. 0.25% 2024	2,580	2,803
Stryker Corp. 0.75% 2029	5,230	5,406
Stryker Corp. 1.00% 2031	2,410	2,444
Sweden (Kingdom of) 0.125% 2023	3,000	3,329
Takeda Pharmaceutical Company, Ltd. 0.75% 2027	3,230	3,450
Thermo Fisher Scientific (Finance I) BV 0.80% 2030	1,190	1,233
Thermo Fisher Scientific (Finance I) BV 1.625% 2041	690	689
TOTAL SA 1.75% junior subordinated perpetual bonds (5-year EUR-EURIBOR + 1.765% on 4/4/2024)[1]	16,030	17,689
Toyota Motor Credit Corp. 0.625% 2024	1,000	1,099
Tunisia (Republic of) 6.75% 2023	17,700	14,277
Tunisia (Republic of) 6.75% 2023	8,408	6,782
Tunisia (Republic of) 5.625% 2024	13,070	9,916
Capital World Bond Fund — Page 4 of 47

unaudited
Bonds, notes & other debt instruments (continued) Euros (continued)	Principal amount (000)	Value (000)
Tunisia (Republic of) 6.375% 2026	€13,500	$9,402
Turkey (Republic of) 4.375% 2027	6,910	7,185
Ukraine 6.75% 2026	13,243	6,181
Ukraine 4.375% 2030	15,050	7,053
Ukraine 4.375% 2030	1,800	844
UniCredit SpA 4.875% 2029 (5-year EUR-ICE Swap EURIBOR + 4.739% on 2/20/2024)[1]	7,750	8,901
Veolia Environnement 1.59% 2028	1,900	2,125
Verizon Communications, Inc. 0.375% 2029	12,350	12,693
Verizon Communications, Inc. 1.25% 2030	6,000	6,478
Verizon Communications, Inc. 0.75% 2032	6,025	6,092
Volkswagen Financial Services AG 1.375% 2023	5,480	6,130
Volkswagen Leasing GMBH 0.50% 2022	760	842
Wellcome Trust, Ltd. 1.125% 2027	3,000	3,349
Westlake Chemical Corp. 1.625% 2029	750	803
		2,692,741
Japanese yen 8.66%
Banco Santander, SA 0.568% 2023	¥600,000	4,926
Banque Federative du Credit Mutuel 0.443% 2023	100,000	822
Export-Import Bank of India 0.59% 2022	2,400,000	19,701
Goldman Sachs Group, Inc. 2.00% 2022[2]	130,000	1,075
Goldman Sachs Group, Inc. 2.00% 2022[2]	110,000	909
Groupe BPCE SA 0.645% 2023	1,500,000	12,354
Hungary (Republic of) 0.52% 2023	200,000	1,642
Indonesia (Republic of) 0.54% 2022	800,000	6,573
Indonesia (Republic of) 0.89% 2022	700,000	5,756
Indonesia (Republic of) 0.92% 2023	100,000	827
Indonesia (Republic of) 1.13% 2023	1,100,000	9,121
Japan, Series 17, 0.10% 2023[3]	1,467,840	12,347
Japan, Series 18, 0.10% 2024[3]	2,580,540	21,822
Japan, Series 341, 0.30% 2025	1,567,450	13,023
Japan, Series 21, 0.10% 2026[3]	1,533,060	13,186
Japan, Series 346, 0.10% 2027	7,636,600	62,932
Japan, Series 347, 0.10% 2027	1,800,000	14,828
Japan, Series 23, 0.10% 2028[3]	8,635,115	74,943
Japan, Series 24, 0.10% 2029[3]	626,597	5,456
Japan, Series 359, 0.10% 2030	17,762,700	145,311
Japan, Series 26, 0.005% 2031[3]	3,886,477	33,839
Japan, Series 362, 0.10% 2031	9,098,150	74,172
Japan, Series 363, 0.10% 2031	5,917,000	48,206
Japan, Series 145, 1.70% 2033	8,945,000	85,002
Japan, Series 152, 1.20% 2035	24,320,800	220,941
Japan, Series 161, 0.60% 2037	2,087,600	17,465
Japan, Series 173, 0.40% 2040	462,750	3,646
Japan, Series 179, 0.50% 2041	6,824,050	54,081
Japan, Series 176, 0.50% 2041	741,900	5,908
Japan, Series 42, 1.70% 2044	3,145,000	30,863
Japan, Series 53, 0.60% 2046	971,800	7,607
Japan, Series 37, 0.60% 2050	5,218,850	39,734
Japan, Series 73, 0.70% 2051	12,650,150	98,553
Japan, Series 70, 0.70% 2051	7,224,150	56,368
Lloyds Banking Group PLC 0.65% 2023	400,000	3,294
Malayan Banking Bhd. 0.27% 2022	400,000	3,286
Philippines (Republic of) 0.001% 2024	5,700,000	46,396
PT Perusahaan Listrik Negara 0.43% 2022	400,000	3,281
Capital World Bond Fund — Page 5 of 47

unaudited
Bonds, notes & other debt instruments (continued) Japanese yen (continued)	Principal amount (000)	Value (000)
Renault SA 0.50% 2022	¥100,000	$819
Santander Consumer Finance SA 0.325% 2022	100,000	821
Société Générale 0.804% 2023	100,000	818
Tunisia (Republic of) 3.28% 2027	700,000	3,161
United Mexican States 0.62% 2022	200,000	1,643
United Mexican States 0.60% 2023	700,000	5,739
		1,273,197
Chinese yuan renminbi 3.48%
China (People’s Republic of), Series INBK, 1.99% 2025	CNY31,500	4,890
China (People’s Republic of), Series INBK, 2.69% 2026	121,000	19,164
China (People’s Republic of), Series 1915, 3.13% 2029	75,090	12,070
China (People’s Republic of), Series INBK, 3.02% 2031	18,000	2,872
China (People’s Republic of), Series 1910, 3.86% 2049	869,220	147,149
China (People’s Republic of), Series INBK, 3.39% 2050	172,400	26,966
China (People’s Republic of), Series INBK, 3.81% 2050	206,700	34,854
China (People’s Republic of), Series INBK, 3.72% 2051	12,000	1,999
China Development Bank Corp., Series 1804, 4.69% 2023	200,000	32,268
China Development Bank Corp., Series 2008, 2.89% 2025	258,050	40,842
China Development Bank Corp., Series 1909, 3.50% 2026	48,800	7,877
China Development Bank Corp., Series 1904, 3.68% 2026	95,130	15,443
China Development Bank Corp., Series 2009, 3.39% 2027	327,410	52,678
China Development Bank Corp., Series 2004, 3.43% 2027	451,540	72,890
China Development Bank Corp., Series 1805, 4.88% 2028	232,310	40,197
		512,159
British pounds 3.29%
Asian Development Bank 1.125% 2025	£9,320	11,992
Comcast Corp. 1.50% 2029	600	740
Comcast Corp. 1.875% 2036	400	469
Electricité de France SA 6.00% 2114	700	1,318
Fiserv, Inc. 2.25% 2025	150	196
HSBC Holdings PLC 3.00% 2030 (1-year EUR Annual (vs. 6-month GBP-LIBOR) + 1.77% on 5/29/2029)[1]	8,000	10,283
HSBC Holdings PLC 5.375% 2030 (3-month GBP-LIBOR + 1.50% on 11/4/2025)[1]	840	1,189
KfW 1.125% 2025	8,665	11,150
Lloyds Banking Group PLC 7.625% 2025	450	667
National Grid Transco PLC 1.375% 2026	290	364
National Grid Transco PLC 4.00% 2027	2,460	3,442
Nestlé Finance International, Ltd. 2.25% 2023	400	529
United Kingdom 0.125% 2023	4,380	5,707
United Kingdom 0.625% 2025	2,100	2,696
United Kingdom 0.125% 2026	11,100	13,907
United Kingdom 4.25% 2027	9,590	14,503
United Kingdom 0.125% 2028	2,400	2,922
United Kingdom 0.875% 2029	660	829
United Kingdom 0.375% 2030	89,950	107,370
United Kingdom 0.25% 2031	72,325	84,006
United Kingdom 4.25% 2032	23,900	39,124
United Kingdom 0.625% 2035	32,310	36,576
United Kingdom 1.75% 2037	9,070	11,806
United Kingdom 3.25% 2044	16,550	27,343
United Kingdom 3.50% 2045	18,215	31,417
United Kingdom 0.875% 2046	1,830	1,970
United Kingdom 1.50% 2047	6,460	7,967
United Kingdom 0.625% 2050	14,750	14,509
Capital World Bond Fund — Page 6 of 47

unaudited
Bonds, notes & other debt instruments (continued) British pounds (continued)	Principal amount (000)	Value (000)
United Kingdom 1.25% 2051	£23,918	$27,694
United Kingdom 1.50% 2053	240	298
United Kingdom 1.625% 2054	1,550	1,983
United Kingdom 0.50% 2061	3,540	3,127
United Kingdom 1.125% 2073	1,920	2,154
Vodafone Group PLC 5.625% 2025	540	790
Volkswagen Financial Services NV 0.875% 2025	1,300	1,612
Volkswagen Group of America Finance, LLC 3.375% 2026	700	933
		483,582
Canadian dollars 2.70%
AT&T, Inc. 5.10% 2048	C$400	331
Canada 1.00% 2022	16,200	12,952
Canada 0.75% 2024	115,050	88,636
Canada 2.25% 2025	125,860	100,496
Canada 0.25% 2026	51,115	37,659
Canada 2.25% 2029	163,590	129,874
Canada 4.00% 2041	1,725	1,704
Canada 3.50% 2045	2,970	2,837
Canada 2.75% 2048	22,100	18,894
Canada 2.00% 2051	3,000	2,213
Verizon Communications, Inc. 3.625% 2050	1,280	861
		396,457
Mexican pesos 2.42%
América Móvil, SAB de CV, 8.46% 2036	MXN15,000	677
Petróleos Mexicanos 7.19% 2024	340,342	16,102
Petróleos Mexicanos 7.47% 2026	518,589	23,323
United Mexican States 4.50% 2025[3]	978,774	50,971
United Mexican States, Series M20, 10.00% 2024	833,900	43,446
United Mexican States, Series M, 5.75% 2026	564,550	25,837
United Mexican States, Series M, 7.50% 2027	2,894,562	139,786
United Mexican States, Series M20, 8.50% 2029	450,770	22,833
United Mexican States, Series M, 7.75% 2031	545,912	26,465
United Mexican States, Series M, 7.75% 2042	47,306	2,219
United Mexican States, Series M, 8.00% 2047	86,591	4,154
		355,813
Danish kroner 2.33%
Nordea Kredit 0.50% 2040[4]	DKr105,454	13,714
Nykredit Realkredit AS, Series 01E, 2.00% 2037[4]	17,791	2,666
Nykredit Realkredit AS, Series 01E, 0.50% 2040[4]	823,822	106,828
Nykredit Realkredit AS, Series 01E, 1.50% 2040[4]	105,346	15,016
Nykredit Realkredit AS, Series 01E, 0.50% 2043[4]	1,178,847	151,335
Nykredit Realkredit AS, Series 01E, 2.50% 2047[4]	7,929	1,193
Nykredit Realkredit AS, Series 01E, 0.50% 2050[4]	98,471	12,258
Nykredit Realkredit AS, Series CCE, 1.00% 2050[4]	54,355	7,048
Nykredit Realkredit AS, Series 01E, 1.00% 2053[4]	232,732	29,923
Realkredit Danmark AS 1.00% 2053[4]	20,544	2,634
		342,615
Australian dollars 1.63%
Australia (Commonwealth of), Series 159 0.25% 2024	A$46,150	32,866
Australia (Commonwealth of), Series 139, 3.25% 2025	89,450	68,730
Australia (Commonwealth of), Series 152, 2.75% 2028	27,450	20,582
Capital World Bond Fund — Page 7 of 47

unaudited
Bonds, notes & other debt instruments (continued) Australian dollars (continued)	Principal amount (000)	Value (000)
Australia (Commonwealth of), Series 163, 1.00% 2031	A$173,410	$109,880
Australia (Commonwealth of), Series 157, 1.50% 2031	5,000	3,345
Australia (Commonwealth of), Series 165, 1.75% 2032	5,300	3,566
		238,969
Malaysian ringgits 1.35%
Malaysia (Federation of), Series 0116, 3.80% 2023	MYR10,770	2,615
Malaysia (Federation of), Series 0219, 3.885% 2029	201,790	47,761
Malaysia (Federation of), Series 0413, 3.844% 2033	38,409	8,881
Malaysia (Federation of), Series 0318, 4.642% 2033	51,000	12,617
Malaysia (Federation of), Series 0419, 3.828% 2034	31,591	7,212
Malaysia (Federation of), Series 0415, 4.254% 2035	6,900	1,637
Malaysia (Federation of), Series 0317, 4.762% 2037	8,830	2,210
Malaysia (Federation of), Series 0418, 4.893% 2038	91,858	22,953
Malaysia (Federation of), Series 0219, 4.467% 2039	44,000	10,473
Malaysia (Federation of), Series 0519, 3.757% 2040	152,539	33,042
Malaysia (Federation of), Series 0216, 4.736% 2046	35,205	8,555
Malaysia (Federation of), Series 0518, 4.921% 2048	97,216	24,357
Malaysia (Federation of), Series 0519, 4.638% 2049	45,466	10,792
Malaysia (Federation of), Series 0120, 4.065% 2050	24,289	5,334
		198,439
Colombian pesos 1.06%
Colombia (Republic of), Series B, 5.75% 2027	COP259,029,100	58,053
Colombia (Republic of), Series B, 6.00% 2028	1,429,800	320
Colombia (Republic of), Series UVR, 2.25% 2029[3]	39,503	2,826
Colombia (Republic of), Series B, 7.00% 2031	324,123,100	72,386
Colombia (Republic of), Series B, 7.00% 2032	643,700	141
Colombia (Republic of), Series B, 7.25% 2034	5,217,000	1,135
Colombia (Republic of), Series B, 7.25% 2050	105,659,600	20,840
		155,701
Brazilian reais 0.78%
Brazil (Federative Republic of) 6.00% 2022[3]	BRL78,732	16,304
Brazil (Federative Republic of) 6.00% 2023[3]	102,057	21,188
Brazil (Federative Republic of) 10.00% 2023	57,500	11,841
Brazil (Federative Republic of) 0% 2024	70,500	12,129
Brazil (Federative Republic of) 6.00% 2024[3]	44,436	9,334
Brazil (Federative Republic of) 0% 2025	44,024	6,616
Brazil (Federative Republic of) 10.00% 2025	124,268	25,234
Brazil (Federative Republic of) 6.00% 2026[3]	47,019	10,079
Brazil (Federative Republic of) 10.00% 2027	10,203	2,043
		114,768
Indonesian rupiah 0.70%
Indonesia (Republic of), Series 63, 5.625% 2023	IDR191,100,000	13,605
Indonesia (Republic of), Series 81, 6.50% 2025	10,958,000	796
Indonesia (Republic of), Series 86, 5.50% 2026	22,542,000	1,575
Indonesia (Republic of), Series 59, 7.00% 2027	117,915,000	8,615
Indonesia (Republic of), Series 78, 8.25% 2029	405,736,000	30,806
Indonesia (Republic of), Series 82, 7.00% 2030	271,232,000	19,242
Indonesia (Republic of), Series 87, 6.50% 2031	48,051,000	3,293
Indonesia (Republic of), Series 91, 6.375% 2032	59,522,000	4,034
Indonesia (Republic of), Series 68, 8.375% 2034	178,668,000	13,659
Capital World Bond Fund — Page 8 of 47

unaudited
Bonds, notes & other debt instruments (continued) Indonesian rupiah (continued)	Principal amount (000)	Value (000)
Indonesia (Republic of), Series 80, 7.50% 2035	IDR73,459,000	$5,259
Indonesia (Republic of), Series 83, 7.50% 2040	23,242,000	1,651
		102,535
Chilean pesos 0.62%
Chile (Republic of) 4.00% 2023	CLP18,250,000	22,649
Chile (Republic of) 5.80% 2024	10,025,000	12,426
Chile (Republic of) 1.50% 2026[3]	5,268,840	6,672
Chile (Republic of) 4.50% 2026	280,000	332
Chile (Republic of) 5.00% 2028	5,745,000	6,996
Chile (Republic of) 1.90% 2030[3]	17,710,920	22,552
Chile (Republic of) 4.70% 2030	16,710,000	19,283
Chile (Republic of) 5.00% 2035	610,000	703
		91,613
Polish zloty 0.62%
Poland (Republic of), Series 0922, 5.75% 2022	PLN51,680	12,367
Poland (Republic of), Series 1024, 2.25% 2024	23,500	5,175
Poland (Republic of), Series 0725, 3.25% 2025	182,200	40,350
Poland (Republic of), Series 1029, 2.75% 2029	26,990	5,479
Poland (Republic of), Series 0432, 1.75% 2032	158,790	27,892
		91,263
South Korean won 0.35%
South Korea (Republic of), Series 2712, 2.375% 2027	KRW43,869,200	35,123
South Korea (Republic of), Series 3106, 2.00% 2031	21,008,450	15,957
		51,080
South African rand 0.24%
South Africa (Republic of), Series R-214, 6.50% 2041	ZAR15,200	697
South Africa (Republic of), Series R-2023, 7.75% 2023	—[5]	—[5]
South Africa (Republic of), Series R-186, 10.50% 2026	9,733	726
South Africa (Republic of), Series R-2030, 8.00% 2030	176,000	11,005
South Africa (Republic of), Series R-213, 7.00% 2031	97,051	5,542
South Africa (Republic of), Series R-2035, 8.875% 2035	23,305	1,434
South Africa (Republic of), Series R-2037, 8.50% 2037	19,171	1,120
South Africa (Republic of), Series 2040, 9.00% 2040	34,946	2,091
South Africa (Republic of), Series R-2048, 8.75% 2048	179,123	10,311
South Africa (Republic of), Series R-2032, 8.25% 2032	46,095	2,818
		35,744
Hungarian forints 0.11%
Hungary (Republic of), Series C, 1.50% 2023	HUF1,440,000	4,070
Hungary (Republic of), Series C, 1.00% 2025	3,917,000	9,783
Hungary (Republic of), Series A, 3.25% 2031	990,000	2,401
		16,254
Indian rupees 0.11%
HDFC Bank, Ltd. 7.95% 2026	INR200,000	2,804
India (Republic of) 5.15% 2025	801,000	10,338
National Highways Authority of India 7.27% 2022	210,000	2,788
		15,930
Czech korunas 0.09%
Czech Republic 0.45% 2023	CZK311,150	13,209
Capital World Bond Fund — Page 9 of 47

unaudited
Bonds, notes & other debt instruments (continued) Egyptian pounds 0.08%	Principal amount (000)	Value (000)
Egypt (Arab Republic of) 14.051% 2022	EGP21,400	$1,174
Egypt (Arab Republic of) 16.85% 2022	149,405	8,297
Egypt (Arab Republic of) 18.40% 2024	450	26
Egypt (Arab Republic of) 14.292% 2028	45,850	2,356
		11,853
Russian rubles 0.08%
Russian Federation 7.00% 2023	RUB173,672	107
Russian Federation 7.00% 2023	400	—[5]
Russian Federation 7.10% 2024	154,000	95
Russian Federation 8.15% 2027	404,225	249
Russian Federation 2.50% 2028[3]	30	—[5]
Russian Federation 6.90% 2029	2,246,875	1,383
Russian Federation 7.65% 2030	5,699,890	3,508
Russian Federation 5.90% 2031[6]	467,680	288
Russian Federation 6.90% 2031	2,365,968	1,456
Russian Federation 8.50% 2031[6]	4,284,150	2,636
Russian Federation 7.70% 2033	1,975,073	1,215
Russian Federation 7.25% 2034	884,725	544
Russian Federation 6.10% 2035	139,126	86
Russian Federation 7.70% 2039	93,323	57
		11,624
Norwegian kroner 0.06%
Norway (Kingdom of) 1.50% 2026	NKr25,650	2,807
Norway (Kingdom of) 2.125% 2032	55,190	6,032
		8,839
Thai baht 0.06%
Thailand (Kingdom of) 2.125% 2026	THB111,000	3,412
Thailand (Kingdom of) 3.65% 2031	162,000	5,411
		8,823
Ukrainian hryvnia 0.06%
Ukraine 14.91% 2022	UAH156,567	1,883
Ukraine 16.06% 2022	299,325	3,600
Ukraine 17.00% 2022	81,018	974
Ukraine 10.00% 2023	17,650	212
Ukraine 15.84% 2025	149,360	1,796
Ukraine 15.84% 2025[6]	9,100	110
		8,575
Romanian leu 0.03%
Romania 4.75% 2025	RON18,700	4,082
Peruvian nuevos soles 0.03%
Peru (Republic of) 6.15% 2032	PEN6,962	1,826
Peru (Republic of) 5.40% 2034	4,269	1,019
Peru (Republic of) 6.90% 2037	3,346	899
Peru (Republic of) 6.85% 2042	955	254
		3,998
Capital World Bond Fund — Page 10 of 47

unaudited
Bonds, notes & other debt instruments (continued) Israeli shekels 0.02%	Principal amount (000)	Value (000)
Israel (State of) 2.00% 2027	ILS5,100	$1,619
Israel (State of) 5.50% 2042	1,300	578
Israel (State of) 3.75% 2047	1,780	634
		2,831
Turkish lira 0.01%
Turkey (Republic of) 2.80% 2023[3]	TRY9,913	893
Turkey (Republic of) 4.10% 2024[3]	2,636	251
		1,144
New Zealand dollars 0.01%
New Zealand 2.00% 2032	NZ$1,350	837
Ghanaian cedi 0.00%
Ghana (Republic of) 19.00% 2026	GHS2,195	274
U.S. dollars 45.62%
7-Eleven, Inc. 1.30% 2028[2]	$487	427
7-Eleven, Inc. 1.80% 2031[2]	9,180	7,921
Abu Dhabi (Emirate of) 0.75% 2023[2]	18,355	17,977
Abu Dhabi (Emirate of) 3.875% 2050	5,500	5,772
Abu Dhabi National Energy Company PJSC (TAQA) 3.625% 2023[2]	580	587
Abu Dhabi National Energy Company PJSC (TAQA) 4.875% 2030[2]	440	489
Adobe, Inc. 2.15% 2027	6,134	5,959
Advisor Group Holdings, LLC 6.25% 2028[2]	2,630	2,634
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 2.45% 2026	2,395	2,219
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.00% 2028	2,471	2,284
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.30% 2032	1,660	1,499
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.85% 2041	1,154	1,015
Aeropuerto International de Tocume SA 5.125% 2061[2]	4,875	4,455
Aethon United BR LP / Aethon United Finance Corp. 8.25% 2026[2]	1,175	1,221
AG Merger Sub II, Inc. 10.75% 2027[2]	1,413	1,515
Alabama Power Co. 3.00% 2052	7,280	6,252
Albertsons Companies, Inc. 4.625% 2027[2]	1,000	968
Albertsons Companies, Inc. 3.50% 2029[2]	825	746
Alexandria Real Estate Equities, Inc. 3.80% 2026	1,040	1,060
Alexandria Real Estate Equities, Inc. 3.95% 2028	465	476
Alexandria Real Estate Equities, Inc. 2.75% 2029	131	124
Alexandria Real Estate Equities, Inc. 4.50% 2029	1,000	1,065
Alexandria Real Estate Equities, Inc. 1.875% 2033	494	419
Alibaba Group Holding, Ltd. 2.125% 2031	507	442
Allegheny Technologies, Inc. 4.875% 2029	572	543
Allegheny Technologies, Inc. 5.125% 2031	323	303
Alliant Energy Finance, LLC 3.60% 2032[2]	5,474	5,330
Alliant Holdings Intermediate, LLC 6.75% 2027[2]	1,560	1,544
Alliant Holdings Intermediate, LLC / Alliant Holdings 5.875% 2029[2]	410	395
Allied Universal Holdco LLC 9.75% 2027[2]	1,000	1,035
Allied Universal Holdco LLC 6.00% 2029[2]	320	283
Allstate Corp. 0.75% 2025	690	636
Allstate Corp. 3.85% 2049	250	255
Almonde, Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 8.25% 2025[7,8]	2,080	2,051
Altice France Holding SA 10.50% 2027[2]	465	487
Altria Group, Inc. 3.40% 2030	137	132
Capital World Bond Fund — Page 11 of 47

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Altria Group, Inc. 5.95% 2049	$2,476	$2,691
Altria Group, Inc. 3.70% 2051	2,370	1,923
Amazon.com, Inc. 1.50% 2030	5,069	4,542
Amazon.com, Inc. 3.875% 2037	505	536
AMC Entertainment, Inc. 12.00% PIK or 10.00% Cash or (6.00% PIK and 5.00% Cash) 2026[2,9]	275	247
American Campus Communities, Inc. 4.125% 2024	1,945	1,982
American Campus Communities, Inc. 3.30% 2026	1,500	1,494
American Campus Communities, Inc. 3.625% 2027	1,575	1,565
American Express Co. 3.625% 2024	8,700	8,877
American Express Co. 3.125% 2026	225	226
American Honda Finance Corp. 0.55% 2024	1,500	1,432
American Honda Finance Corp. 3.55% 2024	1,000	1,016
American Honda Finance Corp. 1.20% 2025	527	497
American Honda Finance Corp. 1.30% 2026	2,000	1,859
American International Group, Inc. 3.90% 2026	475	488
American International Group, Inc. 3.40% 2030	785	784
American International Group, Inc. 4.80% 2045	500	566
American International Group, Inc. 4.375% 2050	1,773	1,951
American Tower Corp. 1.45% 2026	1,105	1,010
American Tower Corp. 1.60% 2026	2,105	1,954
American Tower Corp. 2.30% 2031	4,689	4,102
American Tower Corp. 2.70% 2031	771	699
AmeriGas Partners LP 5.875% 2026	140	140
AmeriGas Partners LP 5.75% 2027	185	185
AmerisourceBergen Corp. 2.70% 2031	5,000	4,628
Amgen, Inc. 1.90% 2025	3,077	2,994
Amgen, Inc. 2.20% 2027	2,359	2,273
Amgen, Inc. 3.35% 2032	652	647
Amgen, Inc. 4.20% 2052	45	47
Amgen, Inc. 4.40% 2062	282	292
AmWINS Group, Inc. 4.875% 2029[2]	250	240
Analog Devices, Inc. 1.70% 2028	1,006	930
Analog Devices, Inc. 2.10% 2031	1,417	1,309
Analog Devices, Inc. 2.95% 2051	1,139	1,036
Anglo American Capital PLC 2.25% 2028[2]	6,609	6,048
Anglo American Capital PLC 5.625% 2030[2]	3,850	4,249
Anglo American Capital PLC 2.875% 2031[2]	2,300	2,123
Angola (Republic of) 9.50% 2025	24,550	26,940
Angola (Republic of) 8.25% 2028	8,800	8,996
Angola (Republic of) 8.00% 2029	5,663	5,706
Anheuser-Busch InBev NV 4.75% 2029	12,403	13,459
Anheuser-Busch InBev NV 4.90% 2031	2,500	2,779
Anheuser-Busch InBev NV 5.55% 2049	1,767	2,163
Anheuser-Busch InBev NV 4.50% 2050	3,400	3,644
Antero Resources Corp. 5.375% 2030[2]	205	210
Aon Corp. / Aon Global Holdings PLC 2.60% 2031	2,500	2,305
Aon Corp. / Aon Global Holdings PLC 3.90% 2052	500	495
Apache Corp. 4.75% 2043	115	109
Apple, Inc. 0.55% 2025	5,925	5,525
Apple, Inc. 2.375% 2041	1,625	1,419
Apple, Inc. 2.70% 2051	1,450	1,265
ArcelorMittal 4.25% 2029	165	168
Ardagh Group SA 6.50% Cash 2027[2,9]	577	529
Aretec Escrow Issuer, Inc. 7.50% 2029[2]	1,130	1,088
Capital World Bond Fund — Page 12 of 47

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Argentine Republic 1.00% 2029	$1,601	$551
Argentine Republic 0.50% 2030 (0.75% on 7/9/2023)[1]	20,390	6,882
Argentine Republic 1.125% 2035 (1.50% on 7/9/2022)[1]	20,658	6,325
Argentine Republic 2.50% 2041 (3.50% on 7/9/2022)[1]	6,340	2,247
Arthur J. Gallagher & Co. 3.50% 2051	122	109
Asbury Automotive Group, Inc. 4.625% 2029[2]	560	522
Asbury Automotive Group, Inc. 5.00% 2032[2]	195	182
Ascensus, Inc., Term Loan, (3-month USD-LIBOR + 6.50%) 7.50% 2029[7,8]	865	856
Ascent Resources - Utica LLC 7.00% 2026[2]	1,025	1,053
Ascent Resources - Utica LLC 8.25% 2028[2]	882	927
Ascent Resources - Utica LLC 5.875% 2029[2]	220	218
AssuredPartners, Inc. 7.00% 2025[2]	770	766
AssuredPartners, Inc. 8.00% 2027[2]	486	492
AssuredPartners, Inc. 5.625% 2029[2]	420	387
AstraZeneca Finance LLC 1.75% 2028	4,864	4,492
AstraZeneca Finance LLC 2.25% 2031	613	572
AstraZeneca PLC 4.00% 2029	1,000	1,054
AstraZeneca PLC 3.00% 2051	3,718	3,434
AT&T, Inc. 2.30% 2027	1,625	1,551
AT&T, Inc. 1.65% 2028	6,025	5,500
AT&T, Inc. 2.75% 2031	12,251	11,504
AT&T, Inc. 2.25% 2032	5,900	5,241
AT&T, Inc. 2.55% 2033	800	712
AT&T, Inc. 3.30% 2052	2,358	2,029
AT&T, Inc. 3.50% 2053	2,247	1,980
Atlantic Aviation FBO, Inc., Term Loan, (3-month USD-LIBOR + 5.75%) 6.25% 2029[7,8]	130	130
Avantor Funding, Inc. 4.625% 2028[2]	320	317
Avantor Funding, Inc. 3.875% 2029[2]	630	593
Axiata SPV2 Bhd. 2.163% 2030	651	581
Bahrain (Kingdom of) 6.125% 2022	400	405
Bahrain (Kingdom of) 6.125% 2023	1,000	1,036
Baidu, Inc. 3.425% 2030	2,275	2,187
Baker Hughes Co. 4.486% 2030	2,288	2,446
Banco do Brasil SA (Cayman) 3.875% 2022	587	594
Bangkok Bank PCL 4.05% 2024	1,210	1,234
Bangkok Bank PCL 4.45% 2028	470	494
Bangkok Bank PCL 9.025% 2029	980	1,231
Bangkok Bank PCL 3.733% 2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[1]	9,080	8,481
Bangkok Bank PCL 3.733% 2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[1,2]	290	271
Bank of America Corp. 0.976% 2025 (USD-SOFR + 0.69% on 4/22/2024)[1]	17,050	16,354
Bank of America Corp. 1.319% 2026 (USD-SOFR + 1.15% on 6/19/2025)[1]	15,500	14,543
Bank of America Corp. 1.734% 2027 (USD-SOFR + 0.96% on 7/22/2026)[1]	13,616	12,657
Bank of America Corp. 2.551% 2028 (USD-SOFR + 1.05% on 2/4/2027)[1]	8,710	8,331
Bank of America Corp. 1.898% 2031 (USD-SOFR + 1.53% on 7/23/2030)[1]	11,764	10,293
Bank of America Corp. 2.496% 2031 (3-month USD-LIBOR + 0.99% on 2/13/2030)[1]	8,240	7,583
Bank of America Corp. 3.846% 2037 (5-year CMT + 2.00% on 3/8/2032)[1]	3,091	2,964
Bank of America Corp. 4.083% 2051 (3-month USD-LIBOR + 3.15% on 3/20/2050)[1]	10,400	10,812
Bausch Health Companies, Inc. 9.25% 2026[2]	1,217	1,248
Bausch Health Companies, Inc. 5.75% 2027[2]	725	716
Baxter International, Inc. 2.539% 2032[2]	6,500	5,943
Bayer US Finance II LLC 3.875% 2023[2]	5,690	5,752
Bayer US Finance II LLC 4.25% 2025[2]	2,557	2,603
Bayer US Finance II LLC 4.375% 2028[2]	500	512
Capital World Bond Fund — Page 13 of 47

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Bayerische Motoren Werke AG 3.80% 2023[2]	$2,028	$2,058
Bayerische Motoren Werke AG 3.15% 2024[2]	2,555	2,569
Bayerische Motoren Werke AG 3.90% 2025[2]	5,000	5,105
Bayerische Motoren Werke AG 3.45% 2027[2]	875	882
Bayerische Motoren Werke AG 4.15% 2030[2]	5,000	5,256
Bayerische Motoren Werke AG 2.55% 2031[2]	1,737	1,617
Bayerische Motoren Werke AG 3.70% 2032[2]	250	253
Becton, Dickinson and Company 2.823% 2030	1,950	1,858
Belarus (Republic of) 6.875% 2023	46,405	8,121
Belarus (Republic of) 5.875% 2026[2]	1,500	247
Belarus (Republic of) 7.625% 2027	31,500	4,725
Berkshire Hathaway Energy Company 3.70% 2030	4,025	4,140
Berkshire Hathaway Energy Company 2.85% 2051	2,062	1,755
Berkshire Hathaway Finance Corp. 4.25% 2049	1,225	1,348
Berkshire Hathaway, Inc. 2.30% 2027	1,893	1,856
Berkshire Hathaway, Inc. 2.875% 2032	1,032	1,002
Berkshire Hathaway, Inc. 3.85% 2052	770	788
Black Knight, Inc. 3.625% 2028[2]	690	655
Blue Racer Midstream LLC and Blue Racer Finance Corp. 7.625% 2025[2]	890	932
BlueLinx Holdings, Inc. 6.00% 2029[2]	450	419
Bluestar Finance Holdings, Ltd. 3.10% junior subordinated perpetual bonds (3-year UST Yield Curve Rate T Note Constant Maturity + 5.634% on 7/12/2024)[1]	4,626	4,543
BMC Software, Inc., Term Loan, (3-month USD-LIBOR + 5.50%) 6.128% 2026[7,8]	475	472
BMW Finance NV 2.40% 2024[2]	3,000	2,964
BNP Paribas 2.159% 2029 (USD-SOFR + 1.218% on 9/15/2028)[1,2]	1,600	1,426
BNP Paribas 2.871% 2032 (USD-SOFR + 1.387% on 4/19/2031)[1,2]	14,000	12,760
Boeing Company 4.875% 2025	4,675	4,828
Boeing Company 2.75% 2026	2,634	2,556
Boeing Company 2.70% 2027	2,020	1,941
Boeing Company 5.04% 2027	4,297	4,532
Boeing Company 5.15% 2030	3,357	3,585
Boeing Company 3.625% 2031	1,573	1,534
Boeing Company 5.705% 2040	250	280
Boeing Company 5.805% 2050	2,713	3,142
Bombardier, Inc. 7.50% 2024[2]	21	22
Bombardier, Inc. 7.125% 2026[2]	1,325	1,300
Bombardier, Inc. 7.875% 2027[2]	2,560	2,509
Bombardier, Inc. 6.00% 2028[2]	610	573
Bombardier, Inc. 7.45% 2034[2]	1,340	1,367
Bonanza Creek Energy, Inc. 5.00% 2026[2]	200	199
Booz Allen Hamilton, Inc. 3.875% 2028[2]	480	464
Booz Allen Hamilton, Inc. 4.00% 2029[2]	220	215
Boston Scientific Corp. 3.45% 2024	1,217	1,232
Boston Scientific Corp. 2.65% 2030	1,500	1,409
Boston Scientific Corp. 4.70% 2049	119	133
Boyd Gaming Corp. 4.75% 2027	805	802
Boyne USA, Inc. 4.75% 2029[2]	750	721
BP Capital Markets America, Inc. 2.721% 2032	5,470	5,154
Braskem SA 4.50% 2030[2]	4,050	3,927
Brightstar Escrow Corp. 9.75% 2025[2]	1,185	1,201
Bristol-Myers Squibb Company 1.45% 2030	649	567
British American Tobacco PLC 3.215% 2026	4,902	4,752
British American Tobacco PLC 3.557% 2027	7,988	7,788
British American Tobacco PLC 4.70% 2027	775	796
British American Tobacco PLC 2.259% 2028	1,611	1,448
Capital World Bond Fund — Page 14 of 47

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
British American Tobacco PLC 4.448% 2028	$800	$803
British American Tobacco PLC 3.462% 2029	5,900	5,561
British American Tobacco PLC 4.906% 2030	2,443	2,521
British American Tobacco PLC 2.726% 2031	1,542	1,361
British American Tobacco PLC 4.54% 2047	102	91
British American Tobacco PLC 4.758% 2049	1,398	1,290
British American Tobacco PLC 5.65% 2052	292	297
Broadcom Corp. / Broadcom Cayman Finance, Ltd. 3.875% 2027	1,667	1,681
Broadcom, Inc. 4.00% 2029[2]	5,613	5,610
Broadcom, Inc. 4.75% 2029	1,950	2,052
Broadcom, Inc. 4.15% 2030	5,070	5,146
Broadcom, Inc. 3.419% 2033[2]	5,750	5,377
Broadcom, Inc. 3.469% 2034[2]	5,408	5,020
Broadcom, Inc. 3.187% 2036[2]	2,830	2,463
BWX Technologies, Inc. 4.125% 2029[2]	685	661
CA Magnum Holdings 5.375% 2026[2]	200	198
Caesars Entertainment, Inc. 6.25% 2025[2]	250	258
Caesars Entertainment, Inc. 8.125% 2027[2]	350	375
Caesars Entertainment, Inc. 4.625% 2029[2]	445	417
California Resources Corp. 7.125% 2026[2]	620	646
Canadian National Railway Company 3.20% 2046	190	180
Canadian Natural Resources, Ltd. 2.95% 2023	5,400	5,428
Canadian Natural Resources, Ltd. 2.05% 2025	1,846	1,772
Canadian Natural Resources, Ltd. 3.85% 2027	5,473	5,543
Canadian Natural Resources, Ltd. 2.95% 2030	15,469	14,733
Canadian Pacific Railway, Ltd. 1.75% 2026	1,408	1,329
Canadian Pacific Railway, Ltd. 2.45% 2031	1,307	1,216
Canadian Pacific Railway, Ltd. 3.00% 2041	5,202	4,691
Canadian Pacific Railway, Ltd. 3.10% 2051	16,770	14,870
Canpack SA / Canpack US, LLC 3.875% 2029[2]	255	224
Carnival Corp. 6.00% 2029[2]	900	849
Carrier Global Corp. 2.493% 2027	167	159
Carrier Global Corp. 2.722% 2030	453	426
Carrier Global Corp. 3.377% 2040	989	902
Carvana Co. 5.625% 2025[2]	235	222
Carvana Co. 5.875% 2028[2]	110	98
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class C, 6.50% 2041[2,4]	413	212
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.50% 2030[2]	1,200	1,128
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.75% 2030[2]	495	476
CCO Holdings, LLC and CCO Holdings Capital Corp. 2.80% 2031	3,800	3,431
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.25% 2031[2]	795	722
CCO Holdings, LLC and CCO Holdings Capital Corp. 2.30% 2032	2,900	2,483
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.50% 2032	10	9
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.50% 2033[2]	850	764
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.25% 2034[2]	450	392
CCO Holdings, LLC and CCO Holdings Capital Corp. 3.70% 2051	1,500	1,240
CDI Escrow Issuer, Inc. 5.75% 2030[2]	555	561
CEC Entertainment, Inc. 6.75% 2026[2]	525	508
Cedar Fair LP / Canadas Wonderland Co. / Magnum Management Corp. / Millennium Operations, LLC 5.50% 2025[2]	470	483
Centene Corp. 4.625% 2029	1,885	1,904
Centene Corp. 2.50% 2031	615	544
Centerfield Media Parent, Inc. 6.625% 2026[2]	600	571
CenterPoint Energy, Inc. 3.60% 2052	1,727	1,734
Central Garden & Pet Co. 4.125% 2030	405	366
Capital World Bond Fund — Page 15 of 47

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Central Garden & Pet Co. 4.125% 2031[2]	$185	$167
Charles River Laboratories International, Inc. 4.25% 2028[2]	605	593
Charles River Laboratories International, Inc. 4.00% 2031[2]	700	659
Cheniere Energy Partners LP 4.50% 2029	810	815
Cheniere Energy Partners LP 4.00% 2031	425	413
Cheniere Energy Partners LP 3.25% 2032[2]	409	373
Cheniere Energy, Inc. 4.625% 2028	435	437
Chesapeake Energy Corp. 5.50% 2026[2]	105	108
Chesapeake Energy Corp. 5.875% 2029[2]	95	98
Chesapeake Energy Corp. 6.75% 2029[2]	230	244
Chevron Corp. 2.954% 2026	3,470	3,487
Chevron Corp. 1.995% 2027	6,472	6,219
Chevron Corp. 2.236% 2030	2,953	2,796
Chevron USA, Inc. 1.018% 2027	3,856	3,509
Chile (Republic of) 2.75% 2027	200	196
Chile (Republic of) 4.34% 2042	715	735
Chile (Republic of) 4.00% 2052	335	332
China CITIC Bank International, Ltd. 4.625% 2029 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.25% on 2/28/2024)[1]	700	709
China Construction Bank Corp. (Hong Kong Branch) 1.00% 2023	21,760	21,322
Chubb INA Holdings, Inc. 2.85% 2051	674	587
Cigna Corp. 4.125% 2025	2,615	2,697
Cigna Corp. 2.375% 2031	426	391
Cinemark USA, Inc. 5.875% 2026[2]	250	243
Citigroup, Inc. 0.981% 2025 (USD-SOFR + 0.669% on 5/1/2024)[1]	8,832	8,426
Citigroup, Inc. 2.014% 2026 (USD-SOFR + 0.694% on 1/25/2025)[1]	3,149	3,034
Citigroup, Inc. 3.106% 2026 (USD-SOFR + 2.842% on 3/8/2026)[1]	25,925	25,723
Citigroup, Inc. 1.462% 2027 (USD-SOFR + 0.67% on 6/9/2026)[1]	34,810	32,018
Citigroup, Inc. 2.976% 2030 (USD-SOFR + 1.422% on 11/5/2029)[1]	2,520	2,395
Citigroup, Inc. 3.057% 2033 (USD-SOFR + 1.351% on 1/25/2032)[1]	4,104	3,839
Clarivate Science Holdings Corp. 3.875% 2028[2]	205	196
Clarivate Science Holdings Corp. 4.875% 2029[2]	275	259
Cleveland-Cliffs, Inc. 9.875% 2025[2]	393	438
Cleveland-Cliffs, Inc. 6.75% 2026[2]	682	717
Cleveland-Cliffs, Inc. 4.625% 2029[2]	100	99
Cleveland-Cliffs, Inc. 4.875% 2031[2]	825	817
CMB International Leasing Management, Ltd. 3.625% 2029	960	921
CNX Resources Corp. 7.25% 2027[2]	860	911
CNX Resources Corp. 6.00% 2029[2]	105	106
Coca-Cola Company 1.00% 2028	1,210	1,084
Coca-Cola Company 1.375% 2031	1,487	1,290
Coca-Cola Company 2.50% 2051	710	596
Coinbase Global, Inc. 3.375% 2028[2]	963	852
Coinbase Global, Inc. 3.625% 2031[2]	105	90
Colbun SA 3.95% 2027[2]	2,445	2,475
Colombia (Republic of) 4.125% 2051	2,250	1,703
Comcast Corp. 3.95% 2025	4,395	4,543
Comcast Corp. 2.65% 2030	4,760	4,575
Comcast Corp. 1.50% 2031	5,500	4,799
Comcast Corp. 1.95% 2031	642	580
Comcast Corp. 2.80% 2051	200	169
Comision Federal de Electricidad 4.875% 2024[2]	3,500	3,584
Comisión Federal de Electricidad 4.75% 2027[2]	370	379
Commonwealth Bank of Australia 2.688% 2031[2]	21,525	19,180
Compass Diversified Holdings 5.25% 2029[2]	1,785	1,680
Capital World Bond Fund — Page 16 of 47

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Compass Diversified Holdings 5.00% 2032[2]	$370	$336
Comstock Resources, Inc. 6.75% 2029[2]	1,415	1,462
Comstock Resources, Inc. 5.875% 2030[2]	340	335
Conagra Brands, Inc. 1.375% 2027	800	711
Conagra Brands, Inc. 5.40% 2048	5,137	5,920
Condor Merger Sub, Inc. 7.375% 2030[2]	100	96
ConocoPhillips 3.80% 2052	3,600	3,672
Constellation Brands, Inc. 2.875% 2030	839	788
Constellation Brands, Inc. 2.25% 2031	1,859	1,640
Constellation Oil Services Holding SA 10.00% PIK 2024[2,6,9]	6,822	2,578
Consumers Energy Co. 3.25% 2046	1,909	1,763
Consumers Energy Co. 3.10% 2050	247	227
Consumers Energy Co. 2.65% 2052	495	412
Continental Resources, Inc. 5.75% 2031[2]	260	285
Continental Resources, Inc. 2.875% 2032[2]	2,487	2,222
Corebridge Financial, Inc. 3.50% 2025[2]	257	257
Corebridge Financial, Inc. 3.65% 2027[2]	269	269
Corebridge Financial, Inc. 3.85% 2029[2]	454	454
Corebridge Financial, Inc. 3.90% 2032[2]	3,465	3,460
Corebridge Financial, Inc. 4.35% 2042[2]	91	91
Corebridge Financial, Inc. 4.40% 2052[2]	171	171
CoreLogic, Inc. 4.50% 2028[2]	1,590	1,502
CoreLogic, Inc., Term Loan, (3-month USD-LIBOR + 6.50%) 7.00% 2029[7,8]	575	570
Corporate Office Properties LP 2.25% 2026	1,413	1,348
Corporate Office Properties LP 2.00% 2029	689	607
Corporate Office Properties LP 2.90% 2033	1,449	1,281
Costa Rica (Republic of) 6.125% 2031[2]	3,480	3,528
Costa Rica (Republic of) 7.00% 2044	1,866	1,847
Covert Mergeco, Inc. 4.875% 2029[2]	145	139
CQP Holdco LP / BIP-V Chinook Holdco LLC 5.50% 2031[2]	1,115	1,097
Crédit Agricole SA 1.247% 2027 (USD-SOFR + 0.892% on 1/26/2026)[1,2]	6,117	5,572
Credit Suisse Group AG 3.869% 2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)[1,2]	5,065	4,950
Credit Suisse Group AG 4.194% 2031 (USD-SOFR + 3.73% on 4/1/2030)[1,2]	3,862	3,817
Credit Suisse Group AG 3.091% 2032 (USD-SOFR + 1.73% on 5/14/2031)[1,2]	5,125	4,631
Crestwood Midstream Partners LP 6.00% 2029[2]	1,000	998
CRH America, Inc. 5.125% 2045[2]	3,000	3,475
Crown Castle International Corp. 2.50% 2031	1,074	960
CSN Islands XI Corp. 6.75% 2028	19,000	19,710
CSN Resources SA 7.625% 2026	15,856	16,473
CSX Corp. 4.25% 2029	3,355	3,562
CSX Corp. 2.50% 2051	289	234
CVR Partners LP 6.125% 2028[2]	380	381
CVS Health Corp. 4.30% 2028	2,343	2,455
Daimler Trucks Finance North America, LLC 3.50% 2025[2]	1,600	1,598
Daimler Trucks Finance North America, LLC 3.65% 2027[2]	3,975	3,967
Daimler Trucks Finance North America, LLC 2.375% 2028[2]	1,100	1,002
Daimler Trucks Finance North America, LLC 2.50% 2031[2]	2,625	2,300
Danske Bank AS 3.875% 2023[2]	9,700	9,795
DaVita, Inc. 4.625% 2030[2]	430	402
Deutsche Bank AG 2.311% 2027 (USD-SOFR + 1.219% on 11/16/2026)[1]	3,825	3,511
Deutsche Bank AG 3.547% 2031 (USD-SOFR + 3.043% on 9/18/2030)[1]	6,900	6,517
Development Bank of Mongolia LLC 7.25% 2023	16,205	16,386
Diamond Foreign Asset Co. / Diamond Finance, LLC 9.00% Cash 2027[2,8,9]	102	102
Diamond Foreign Asset Co. / Diamond Finance, LLC 9.00% Cash 2027[8,9]	92	92
Diamond Sports Group LLC 6.625% 2027[2]	1,240	258
Capital World Bond Fund — Page 17 of 47

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Diamondback Energy, Inc. 4.40% 2051	$1,700	$1,731
Diamondback Energy, Inc. 4.25% 2052	699	693
Dianjian Haiyu, Ltd. 3.50% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 6.773% on 6/14/2022)[1]	423	424
Dianjian International Finance, Ltd. 4.60% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 6.933% on 3/13/2023)[1]	405	409
Diebold Nixdorf, Inc. 9.375% 2025[2]	956	973
Digital Currency Group, Inc., Term Loan, (3-month USD-LIBOR + 7.00%) 8.00% 2026[7,8,10,11]	236	223
Digital Currency Group, Inc., Term Loan, 8.75% 2026[7,10,11]	314	298
DIRECTV Financing, LLC, Term Loan, (3-month USD-LIBOR + 5.00%) 5.75% 2027[7,8]	1,280	1,280
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc. 5.875% 2027[2]	1,205	1,187
Discovery Communications, Inc. 3.625% 2030	2,669	2,596
DISH DBS Corp. 5.25% 2026[2]	455	434
DISH DBS Corp. 5.125% 2029	1,030	878
Dominican Republic 5.50% 2029[2]	2,850	2,822
Dominican Republic 6.00% 2033[2]	150	147
Dominican Republic 6.85% 2045	2,815	2,797
Dominican Republic 5.875% 2060	3,720	3,199
Dow Chemical Co. 4.80% 2028	385	413
Dow Chemical Co. 2.10% 2030	1,000	901
Dow Chemical Co. 5.55% 2048	725	888
Dow Chemical Co. 4.80% 2049	500	554
Dow Chemical Co. 3.60% 2050	1,000	934
DTE Energy Company 3.00% 2032	3,181	3,106
DTE Energy Company 2.95% 2050	1,540	1,364
Duke Energy Progress, Inc. 2.00% 2031	17,820	15,966
Duke Energy Progress, LLC 3.70% 2028	6,150	6,268
Dun & Bradstreet Corp. 5.00% 2029[2]	152	143
Eco Material Technologies, Inc. 7.875% 2027[2]	350	349
Ecolab, Inc. 2.125% 2032	500	458
Ecolab, Inc. 2.125% 2050	1,000	768
Ecolab, Inc. 2.70% 2051	750	644
Edison International 4.125% 2028	5,375	5,340
Edison International 5.00% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.901% on 3/15/2027)[1]	725	682
Egypt (Arab Republic of) 5.875% 2025	2,000	1,976
Egypt (Arab Republic of) 7.50% 2027[2]	5,300	5,237
Egypt (Arab Republic of) 7.625% 2032[2]	1,500	1,363
Electricité de France SA 3.625% 2025[2]	760	762
Electricité de France SA 4.50% 2028[2]	1,722	1,766
Electricité de France SA 4.875% 2038[2]	7,267	7,687
Electricité de France SA 4.875% 2044[2]	325	338
Electricité de France SA 5.00% 2048[2]	768	828
Eli Lilly and Company 3.375% 2029	583	598
Empire Resorts, Inc. 7.75% 2026[2]	335	327
Empresas Publicas de Medellin ESP 4.25% 2029[2]	4,935	4,403
Enbridge Energy Partners LP 7.375% 2045	1,396	1,945
Enbridge, Inc. 2.50% 2025	5,000	4,917
Enbridge, Inc. 3.40% 2051	3,366	2,996
Endo Luxembourg Finance Co. I SARL / Endo U.S., Inc. 6.125% 2029[2]	980	895
Enel Finance International SA 3.50% 2028[2]	7,600	7,519
Energean PLC 6.50% 2027[2]	750	717
Energy Transfer Operating LP 5.00% 2050	15,704	15,953
Energy Transfer Partners LP 5.30% 2047	120	124
Capital World Bond Fund — Page 18 of 47

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Energy Transfer Partners LP 6.50% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.694% on 11/15/2026)[1]	$254	$250
Enfragen Energia Sur SA 5.375% 2030[2]	200	139
ENN Clean Energy International Investment, Ltd. 3.375% 2026[2]	1,600	1,498
ENN Energy Holdings, Ltd. 2.625% 2030[2]	15,445	13,873
Enterprise Products Operating LLC 3.20% 2052	869	736
EQM Midstream Partners LP 6.50% 2027[2]	870	910
EQT Corp. 5.00% 2029	65	67
EQT Corp. 7.50% 2030[1]	212	246
Equinix, Inc. 2.15% 2030	8,862	7,767
Equinix, Inc. 3.00% 2050	2,889	2,364
Ethiopia (Federal Democratic Republic of) 6.625% 2024	59,680	43,388
Extra Space Storage, Inc. 2.35% 2032	492	433
Exxon Mobil Corp. 2.44% 2029	3,447	3,306
Exxon Mobil Corp. 2.61% 2030	5,060	4,884
Fair Isaac Corp. 4.00% 2028[2]	955	926
Fannie Mae Pool #FM1465 3.00% 2030[4]	95	96
Fannie Mae Pool #BK0499 3.00% 2034[4]	201	203
Fannie Mae Pool #FM3217 3.50% 2050[4]	13,888	14,000
Fannie Mae, Series 2001-4, Class GA, 9.00% 2025[4,8]	—[5]	—[5]
FIBRA SOMA 4.375% 2031	5,552	4,650
Fidelity National Information Services, Inc. 3.10% 2041	452	392
First Quantum Minerals, Ltd. 6.50% 2024[2]	408	411
First Quantum Minerals, Ltd. 6.875% 2026[2]	587	604
First Quantum Minerals, Ltd. 6.875% 2027[2]	830	870
First Student Bidco, Inc. / First Transit Parent, Inc. 4.00% 2029[2]	720	672
FirstEnergy Corp. 3.50% 2028[2]	1,425	1,395
FirstEnergy Corp. 2.25% 2030	2,500	2,217
FirstEnergy Corp. 7.375% 2031	577	713
FirstEnergy Corp., Series B, 4.40% 2027[1]	5,588	5,633
FirstEnergy Transmission LLC 2.866% 2028[2]	5,150	4,787
FirstEnergy Transmission, LLC 4.35% 2025[2]	6,700	6,738
Fiserv, Inc. 2.25% 2027	3,860	3,652
Five Corners Funding Trust II 2.85% 2030[2]	3,500	3,323
Florida Power & Light Company 2.85% 2025	1,600	1,604
Florida Power & Light Company 2.45% 2032	5,863	5,522
Florida Power & Light Company 2.875% 2051	11,855	10,652
FMG Resources 4.375% 2031[2]	745	706
Ford Motor Co. 3.25% 2032	945	846
Ford Motor Co. 5.291% 2046	70	68
Ford Motor Credit Company LLC 4.542% 2026	1,140	1,140
Ford Motor Credit Company LLC 4.125% 2027	430	421
Ford Motor Credit Company LLC 4.95% 2027	200	204
Ford Motor Credit Company LLC 2.90% 2028	250	226
Ford Motor Credit Company LLC 4.00% 2030	1,395	1,316
Freddie Mac Pool #SI2002 4.00% 2048[4]	163	168
Freddie Mac Pool #SD0726 2.50% 2051[4]	15,848	15,218
Freeport-McMoRan, Inc. 5.45% 2043	420	471
Fresnillo PLC 4.25% 2050[2]	2,560	2,261
Front Range BidCo, Inc. 6.125% 2028[2]	665	596
Frontier Communications Corp. 5.875% 2027[2]	815	811
Frontier Communications Corp. 5.00% 2028[2]	432	415
Frontier Communications Corp. 6.75% 2029[2]	868	834
Frontier Communications Holdings, LLC 5.875% 2029	1,375	1,261
FS Energy and Power Fund 7.50% 2023[2]	1,039	1,066
Capital World Bond Fund — Page 19 of 47

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
FXI Holdings, Inc. 7.875% 2024[2]	$327	$326
FXI Holdings, Inc. 12.25% 2026[2]	2,240	2,428
Gabonese Republic 6.95% 2025	590	600
Gabonese Republic 6.625% 2031[2]	325	309
Gabonese Republic 7.00% 2031[2]	1,190	1,146
Gartner, Inc. 3.625% 2029[2]	275	258
GC Treasury Center Co., Ltd. 4.40% 2032[2]	600	610
General Dynamics Corp. 1.15% 2026	1,176	1,096
General Dynamics Corp. 3.625% 2030	1,518	1,565
General Electric Capital Corp. 4.418% 2035	980	1,054
General Motors Financial Co. 3.55% 2022	1,850	1,860
General Motors Financial Co. 2.90% 2025	1,720	1,682
General Motors Financial Co. 1.50% 2026	1,073	982
General Motors Financial Co. 2.40% 2028	13,300	12,063
Genesis Energy, LP 8.00% 2027	1,392	1,434
GeoPark, Ltd. 6.50% 2024	5,276	5,416
Georgia (Republic of) 2.75% 2026[2]	2,535	2,188
Ghana (Republic of) 0% 2025	300	197
Ghana (Republic of) 8.125% 2026	940	801
Ghana (Republic of) 6.375% 2027	1,220	921
Ghana (Republic of) 6.375% 2027[2]	480	363
Gilead Sciences, Inc. 2.80% 2050	1,098	903
Glencore Funding LLC 1.625% 2026[2]	13,581	12,561
Glencore Funding LLC 2.625% 2031[2]	2,100	1,882
Global Payments, Inc. 2.90% 2030	2,328	2,152
Global Payments, Inc. 2.90% 2031	984	898
Gol Finance SA 8.00% 2026[2]	410	369
Goldman Sachs Group, Inc. 3.20% 2023	2,979	3,007
Goldman Sachs Group, Inc. 1.542% 2027 (USD-SOFR + 0.818% on 9/10/2026)[1]	5,926	5,424
Goldman Sachs Group, Inc. 1.992% 2032 (USD-SOFR + 1.09% on 1/27/2031)[1]	3,625	3,145
Goldman Sachs Group, Inc. 2.383% 2032 (USD-SOFR + 1.248% on 7/21/2031)[1]	6,885	6,110
Goldman Sachs Group, Inc. 2.615% 2032 (USD-SOFR + 1.281% on 4/22/2031)[1]	13,480	12,279
Goldman Sachs Group, Inc. 2.65% 2032 (USD-SOFR + 1.264% on 10/21/2031)[1]	4,805	4,355
Goldman Sachs Group, Inc. 3.102% 2033 (USD-SOFR + 1.41% on 2/24/2032)[1]	2,174	2,052
Goldman Sachs Group, Inc. 2.908% 2042 (USD-SOFR + 1.40% on 7/21/2041)[1]	3,156	2,728
Goldman Sachs Group, Inc. 3.21% 2042 (USD-SOFR + 1.513% on 4/22/2041)[1]	1,688	1,533
Goldman Sachs Group, Inc. 3.436% 2043 (USD-SOFR + 1.632% on 2/24/2042)[1]	4,550	4,225
Government National Mortgage Assn. 3.50% 2052[4,12]	61,950	62,124
GPC Merger Sub, Inc. 7.125% 2028[2]	360	327
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 2052	10,005	9,052
Gray Escrow II, Inc. 5.375% 2031[2]	85	81
Gray Television, Inc. 4.75% 2030[2]	500	465
Grifols Escrow Issuer SA 4.75% 2028[2]	200	189
Group 1 Automotive, Inc. 4.00% 2028[2]	1,065	993
Groupe BPCE SA 5.70% 2023[2]	850	880
Groupe BPCE SA 2.045% 2027 (USD-SOFR + 1.087% on 10/19/2026)[1,2]	10,000	9,214
Grupo Energia Bogota SA ESP 4.875% 2030[2]	3,800	3,840
Guara Norte SARL 5.198% 2034	4,222	3,880
Harbour Energy PLC 5.50% 2026[2]	480	475
Harsco Corp. 5.75% 2027[2]	625	606
Hartford Financial Services Group, Inc. 2.90% 2051	614	507
Harvest Midstream I, LP 7.50% 2028[2]	587	600
HCA, Inc. 5.625% 2028	920	996
HealthEquity, Inc. 4.50% 2029[2]	175	166
Hexion, Inc. 7.875% 2027[2]	1,375	1,451
Capital World Bond Fund — Page 20 of 47

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Hexion, Inc., Term Loan, (USD-SOFR + 4.25%) 4.75% 2028[7,8]	$220	$216
Hightower Holding, LLC 6.75% 2029[2]	830	813
Hilcorp Energy I, LP 5.75% 2029[2]	410	411
Hilcorp Energy I, LP 6.00% 2031[2]	1,085	1,092
Hilton Worldwide Holdings, Inc. 4.875% 2030	100	100
Hilton Worldwide Holdings, Inc. 4.00% 2031[2]	535	506
Home Depot, Inc. 2.95% 2029	2,999	2,977
Home Depot, Inc. 4.50% 2048	863	974
Home Depot, Inc. 2.375% 2051	1,073	863
Honduras (Republic of) 6.25% 2027	27,920	26,664
Honduras (Republic of) 5.625% 2030[2]	2,623	2,387
Honeywell International, Inc. 2.30% 2024	700	699
Howard Hughes Corp. 5.375% 2028[2]	1,322	1,329
Howard Hughes Corp. 4.125% 2029[2]	215	202
Howard Hughes Corp. 4.375% 2031[2]	165	155
Howard Midstream Energy Partners, LLC 6.75% 2027[2]	450	441
HSBC Holdings PLC 4.95% 2030	2,300	2,461
HSBC Holdings PLC 2.848% 2031 (USD-SOFR + 2.848% on 6/4/2030)[1]	4,400	4,075
Huarong Finance 2017 Co., Ltd. (3-month USD-LIBOR + 1.15%) 1.465% 2022[8]	400	398
Huarong Finance 2017 Co., Ltd. (3-month USD-LIBOR + 1.85%) 2.118% 2022[8]	44,643	44,680
Huarong Finance 2017 Co., Ltd. (3-month USD-LIBOR + 1.325%) 1.539% 2023[8]	1,272	1,245
Huarong Finance 2017 Co., Ltd. 4.75% 2027	5,137	5,034
Huarong Finance 2019 Co., Ltd. (3-month USD-LIBOR + 1.125%) 1.613% 2023[8]	24,776	24,404
Huarong Finance 2019 Co., Ltd. 3.75% 2024	750	736
Huarong Finance 2019 Co., Ltd. (3-month USD-LIBOR + 1.25%) 1.738% 2025[8]	1,334	1,267
Huarong Finance 2019 Co., Ltd. 3.875% 2029	1,520	1,381
Huarong Finance 2019 Co., Ltd. 4.50% 2029	4,332	4,103
Huarong Finance 2019 Co., Ltd. 3.375% 2030	1,496	1,296
Huarong Finance II Co., Ltd. 5.00% 2025	3,769	3,774
Huarong Finance II Co., Ltd. 5.50% 2025	3,287	3,332
Huarong Finance II Co., Ltd., 4.625% 2026	2,469	2,417
Huarong Finance II Co., Ltd. 4.875% 2026	3,058	3,035
HUB International, Ltd. 7.00% 2026[2]	1,285	1,301
Humana, Inc. 3.70% 2029	758	761
Hungary (Republic of) 2.125% 2031[2]	42,435	38,524
Hungary (Republic of) 3.125% 2051[2]	9,275	7,803
Hyundai Capital America 3.25% 2022[2]	2,104	2,115
Hyundai Capital America 0.875% 2024[2]	8,710	8,229
Hyundai Capital America 1.80% 2025[2]	666	623
Hyundai Capital America 1.50% 2026[2]	6,775	6,169
Hyundai Capital America 2.375% 2027[2]	7,777	7,134
Hyundai Capital America 2.00% 2028[2]	4,375	3,887
Hyundai Capital America 2.10% 2028[2]	350	309
ICBCIL Finance Co., Ltd. 3.625% 2027	530	528
Iliad Holding SAS 6.50% 2026[2]	675	678
Ingles Markets, Inc. 4.00% 2031[2]	545	515
International Flavors & Fragrances, Inc. 1.23% 2025[2]	2,500	2,317
International Flavors & Fragrances, Inc. 1.832% 2027[2]	1,100	1,002
International Flavors & Fragrances, Inc. 2.30% 2030[2]	1,740	1,556
International Flavors & Fragrances, Inc. 3.268% 2040[2]	1,000	894
International Flavors & Fragrances, Inc. 3.468% 2050[2]	2,000	1,771
International Game Technology PLC 4.125% 2026[2]	350	346
International Game Technology PLC 5.25% 2029[2]	620	619
Interstate Power and Light Co. 2.30% 2030	4,150	3,790
Intesa Sanpaolo SpA 3.25% 2024[2]	9,500	9,414
Capital World Bond Fund — Page 21 of 47

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Invitation Homes Operating Partnership LP 2.30% 2028	$1,052	$954
Invitation Homes Operating Partnership LP 2.00% 2031	1,703	1,457
Invitation Homes Operating Partnership LP 2.70% 2034	1,136	996
Iqvia, Inc. 5.00% 2027[2]	630	638
Iraq (Republic of) 6.752% 2023[2]	2,200	2,219
Iron Mountain Information Management Services, Inc. 5.00% 2032[2]	495	465
Iron Mountain, Inc. 5.25% 2030[2]	597	586
Israel (State of) 2.50% 2030	16,570	16,178
Israel (State of) 3.375% 2050	470	447
Israel (State of) 3.875% 2050	500	516
Jacobs Entertainment, Inc. 6.75% 2029[2]	495	498
Jordan (Hashemite Kingdom of) 4.95% 2025	800	799
Jordan (Hashemite Kingdom of) 5.85% 2030[2]	1,300	1,216
JPMorgan Chase & Co. 1.578% 2027 (USD-SOFR + 0.885% on 4/22/2026)[1]	15,529	14,479
JPMorgan Chase & Co. 4.493% 2031 (USD-SOFR + 3.79% on 3/24/2030)[1]	15,010	15,929
JPMorgan Chase & Co. 2.58% 2032 (USD-SOFR + 1.25% on 4/22/2031)[1]	71	65
JPMorgan Chase & Co. 2.963% 2033 (USD-SOFR + 1.26% on 1/25/2032)[1]	1,707	1,611
JPMorgan Chase & Co. 3.328% 2052 (USD-SOFR + 1.58% on 4/22/2051)[1]	4,498	4,177
Kantar Group LLC, Term Loan B2, (3-month USD-LIBOR + 4.50%) 5.506% 2026[7,8]	438	436
Kasikornbank PCL HK 3.343% 2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[1]	3,740	3,526
Keb Hana Bank 3.25% 2027[2]	13,515	13,479
Kennedy-Wilson Holdings, Inc. 4.75% 2029	695	671
Kennedy-Wilson Holdings, Inc. 4.75% 2030	575	548
Kennedy-Wilson Holdings, Inc. 5.00% 2031	480	462
Kenya (Republic of) 6.875% 2024	9,500	9,563
Keurig Dr Pepper, Inc. 3.20% 2030	853	828
Keurig Dr Pepper, Inc. 5.085% 2048	1,825	2,080
Kimberly-Clark Corp. 3.10% 2030	668	667
Kinder Morgan, Inc. 5.20% 2048	1,110	1,210
Kinder Morgan, Inc. 3.60% 2051	16,654	14,839
Kraft Heinz Company 4.625% 2039	80	81
Kraft Heinz Company 5.20% 2045	550	596
Kraft Heinz Company 4.375% 2046	95	94
Kraft Heinz Company 4.875% 2049	35	37
Kronos Acquisition Holdings, Inc. 5.00% 2026[2]	490	453
Kronos Acquisition Holdings, Inc. 7.00% 2027[2]	1,050	889
Labl Escrow Issuer, LLC 10.50% 2027[2]	565	567
Labl, Inc. 8.25% 2029[2]	985	871
Lamb Weston Holdings, Inc. 4.125% 2030[2]	605	566
Las Vegas Sands Corp. 3.20% 2024	175	167
LCM Investments Holdings II, LLC 4.875% 2029[2]	71	67
Leader Goal International, Ltd. 4.25% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 6.919% on 1/19/2023)[1]	1,250	1,258
Ligado Networks LLC 15.50% PIK 2023[2,9]	1,052	801
Ligado Networks LLC 17.50% PIK 2024[2,9]	415	197
Lima Metro Line 2 Finance, Ltd. 5.875% 2034[2]	4,634	4,979
Lima Metro Line 2 Finance, Ltd. 5.875% 2034	3,604	3,872
Lima Metro Line 2 Finance, Ltd. 4.35% 2036[2]	3,181	3,152
Limited Brands, Inc. 6.625% 2030[2]	275	289
Limited Brands, Inc. 6.875% 2035	318	328
Limited Brands, Inc. 6.75% 2036	12	12
Lindblad Expeditions, LLC 6.75% 2027[2]	110	110
Lloyds Banking Group PLC 3.75% 2027	3,770	3,764
Lowe’s Companies, Inc. 1.70% 2030	1,000	874
Capital World Bond Fund — Page 22 of 47

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Lowe’s Companies, Inc. 3.75% 2032	$1,095	$1,108
Lowe’s Companies, Inc. 4.05% 2047	387	391
Lowe’s Companies, Inc. 3.00% 2050	1,082	924
Lowe’s Companies, Inc. 4.25% 2052	413	428
LPL Holdings, Inc. 4.625% 2027[2]	975	960
LPL Holdings, Inc. 4.375% 2031[2]	435	422
LSB Industries, Inc. 6.25% 2028[2]	570	579
LSC Communications, Inc. 8.75% 2023[2,6,10,11]	2,502	24
LSF9 Atlantis Holdings LLC / Victra Finance Corp. 7.75% 2026[2]	130	125
LYB International Finance III, LLC 1.25% 2025	475	440
LYB International Finance III, LLC 3.375% 2040	1,000	898
LYB International Finance III, LLC 3.625% 2051	2,409	2,188
Macy’s Retail Holdings, LLC 5.875% 2029[2]	175	175
Macy’s Retail Holdings, LLC 5.875% 2030[2]	300	296
Macy’s Retail Holdings, LLC 6.125% 2032[2]	415	410
Magallanes, Inc. 4.279% 2032[2]	7,276	7,317
Magallanes, Inc. 5.05% 2042[2]	16,088	16,444
Magallanes, Inc. 5.391% 2062[2]	296	307
Mallinckrodt PLC 10.00% 2025[2]	4,040	4,249
Marsh & McLennan Companies, Inc. 3.875% 2024	370	378
Marsh & McLennan Companies, Inc. 4.375% 2029	160	169
Marsh & McLennan Companies, Inc. 2.25% 2030	351	321
Marsh & McLennan Companies, Inc. 2.375% 2031	913	837
Marsh & McLennan Companies, Inc. 4.75% 2039	500	552
Marsh & McLennan Companies, Inc. 4.90% 2049	465	540
Marsh & McLennan Companies, Inc. 2.90% 2051	600	500
Masco Corp. 1.50% 2028	1,033	911
Masco Corp. 2.00% 2031	994	864
Masco Corp. 3.125% 2051	153	128
Mastercard, Inc. 1.90% 2031	2,178	2,018
Mastercard, Inc. 2.00% 2031	4,527	4,132
Mastercard, Inc. 2.95% 2051	1,422	1,305
Meituan Dianping 2.125% 2025	10,930	9,723
Meituan Dianping 3.05% 2030[2]	23,740	19,084
Mercer International, Inc. 5.125% 2029	455	440
Merck & Co., Inc. 1.45% 2030	500	445
Methanex Corp. 5.125% 2027	500	503
Methanex Corp. 5.65% 2044	200	184
MetLife, Inc. 4.55% 2030	1,750	1,911
Metropolitan Life Global Funding I 1.95% 2023[2]	1,000	1,001
Metropolitan Life Global Funding I 0.95% 2025[2]	666	623
Metropolitan Life Global Funding I 3.45% 2026[2]	2,310	2,322
Metropolitan Life Global Funding I 1.875% 2027[2]	2,000	1,881
Metropolitan Life Global Funding I 3.00% 2027[2]	1,150	1,130
Metropolitan Life Global Funding I 1.55% 2031[2]	571	494
Mexico City Airport Trust 4.25% 2026	1,278	1,266
Mexico City Airport Trust 3.875% 2028	1,672	1,600
Mexico City Airport Trust 5.50% 2046	2,675	2,380
Mexico City Airport Trust 5.50% 2047	2,947	2,602
Mexico City Airport Trust 5.50% 2047[2]	287	253
MGM Growth Properties LLC 3.875% 2029[2]	140	138
MicroStrategy, Inc. 6.125% 2028[2]	350	341
Midas OpCo Holdings LLC 5.625% 2029[2]	860	812
MISC Capital Two (Labuan), Ltd. 3.75% 2027[2]	22,344	22,260
Mitsubishi UFJ Financial Group, Inc. 2.623% 2022	8,000	8,032
Capital World Bond Fund — Page 23 of 47

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Mohegan Gaming & Entertainment 8.00% 2026[2]	$530	$527
Molina Healthcare, Inc. 4.375% 2028[2]	135	134
Molina Healthcare, Inc. 3.875% 2030[2]	460	443
Molina Healthcare, Inc. 3.875% 2032[2]	1,035	986
MoneyGram International, Inc. 5.375% 2026[2]	215	224
Mongolia (State of) 5.125% 2026	700	692
Morgan Stanley 0.985% 2026 (USD-SOFR + 0.72% on 12/10/2025)[1]	14,750	13,545
Morgan Stanley 1.593% 2027 (USD-SOFR + 0.879% on 5/4/2026)[1]	10,772	10,022
Morgan Stanley 1.928% 2032 (USD-SOFR + 1.02% on 4/28/2031)[1]	1,604	1,388
Morgan Stanley 2.239% 2032 (USD-SOFR + 1.178% on 7/21/2031)[1]	3,674	3,261
Morgan Stanley 2.511% 2032 (USD-SOFR + 1.20% on 10/20/2031)[1]	905	818
Morgan Stanley 2.943% 2033 (USD-SOFR + 1.29% on 1/21/2032)[1]	2,124	1,994
Movida Europe SA 5.25% 2031[2]	4,770	4,282
Mozambique (Republic of) 5.00% 2031 (9.00% on 9/15/2023)[1]	2,100	1,814
Mozart Debt Merger Sub, Inc. 5.25% 2029[2]	1,110	1,033
MPLX LP 2.65% 2030	7,088	6,505
MPLX LP 4.70% 2048	1,449	1,464
MPLX LP 5.50% 2049	22,015	24,455
MSCI, Inc. 3.625% 2031[2]	900	849
MSCI, Inc. 3.875% 2031[2]	855	812
Murphy Oil USA, Inc. 4.75% 2029	100	99
MV24 Capital BV 6.748% 2034	8,191	7,980
Nabors Industries, Inc. 7.375% 2027[2]	625	650
National Financial Partners Corp. 6.875% 2028[2]	1,048	1,002
National Grid PLC 3.15% 2027[2]	1,105	1,071
Navient Corp. 5.875% 2024	830	848
Navient Corp. 6.125% 2024	122	124
Navient Corp. 4.875% 2028	530	488
NBM US Holdings, Inc. 7.00% 2026[2]	9,816	10,199
NCL Corp., Ltd. 5.875% 2027[2]	750	740
NCR Corp. 5.125% 2029[2]	530	510
Neiman Marcus Group, LLC 7.125% 2026[2]	1,160	1,193
Nestlé Holdings, Inc. 0.625% 2026[2]	6,692	6,155
Nestlé Holdings, Inc. 1.00% 2027[2]	4,275	3,851
Nestlé Holdings, Inc. 1.15% 2027[2]	2,650	2,432
Nestle Skin Health SA, Term Loan B3, (3-month USD-LIBOR + 3.75%) 4.756% 2026[7,8]	2,845	2,830
Netflix, Inc. 4.875% 2028	3,700	3,886
Netflix, Inc. 5.875% 2028	3,582	3,957
Netflix, Inc. 5.375% 2029[2]	2,499	2,710
Netflix, Inc. 4.875% 2030[2]	1,705	1,822
New Fortress Energy, Inc. 6.75% 2025[2]	1,020	1,027
New Fortress Energy, Inc. 6.50% 2026[2]	3,025	3,001
New York Life Global Funding 2.30% 2022[2]	3,000	3,007
New York Life Global Funding 0.95% 2025[2]	842	787
New York Life Global Funding 0.85% 2026[2]	1,750	1,612
New York Life Global Funding 1.20% 2030[2]	11,702	9,819
New York Life Global Funding 1.85% 2031[2]	1,000	872
New York Life Insurance Company 3.75% 2050[2]	2,315	2,254
New York State Electric & Gas Corp. 3.25% 2026[2]	3,000	2,981
Newcrest Finance Pty, Ltd. 3.25% 2030[2]	2,143	2,052
Newell Brands, Inc. 5.875% 2036[1]	365	376
Newell Rubbermaid, Inc. 4.70% 2026	380	383
News Corp. 5.125% 2032[2]	790	795
Nexstar Broadcasting, Inc. 4.75% 2028[2]	527	511
Nexstar Escrow Corp. 5.625% 2027[2]	515	522
Capital World Bond Fund — Page 24 of 47

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
NextEra Energy Capital Holdings, Inc. 1.90% 2028	$6,375	$5,887
NGL Energy Operating LLC 7.50% 2026[2]	1,945	1,916
NGL Energy Partners LP 7.50% 2023	222	213
Niagara Mohawk Power Corp. 4.278% 2034[2]	3,000	3,038
Nielsen Finance LLC and Nielsen Finance Co. 5.625% 2028[2]	485	489
Nielsen Finance LLC and Nielsen Finance Co. 4.75% 2031[2]	70	70
Nigeria (Republic of) 8.375% 2029[2]	1,325	1,341
NIKE, Inc. 3.375% 2050	1,680	1,674
Norfolk Southern Corp. 3.05% 2050	816	729
Northern Oil and Gas, Inc. 8.125% 2028[2]	1,235	1,289
Northern States Power Co. 2.25% 2031	3,079	2,841
Northern States Power Co. 2.60% 2051	1,250	1,062
Nova Chemicals Corp. 4.25% 2029[2]	430	397
Novelis Corp. 3.25% 2026[2]	125	120
Novelis Corp. 4.75% 2030[2]	510	496
Novelis Corp. 3.875% 2031[2]	410	376
NuStar Logistics, LP 5.625% 2027	630	618
Nuveen, LLC 4.00% 2028[2]	545	568
Oasis Midstream Partners LP / OMP Finance Corp. 8.00% 2029[2]	400	428
Oasis Petroleum, Inc. 6.375% 2026[2]	680	698
Occidental Petroleum Corp. 5.875% 2025	635	675
Occidental Petroleum Corp. 8.00% 2025	280	315
Occidental Petroleum Corp. 6.375% 2028	1,395	1,573
Occidental Petroleum Corp. 3.50% 2029	445	439
Occidental Petroleum Corp. 6.125% 2031	310	349
Oleoducto Central SA 4.00% 2027[2]	20,945	19,766
Oleoducto Central SA 4.00% 2027	4,602	4,343
Oman (Sultanate of) 6.25% 2031[2]	3,400	3,609
Oncor Electric Delivery Company, LLC 2.70% 2051[2]	3,223	2,765
ONEOK, Inc. 4.95% 2047	282	285
ONEOK, Inc. 5.20% 2048	3,881	4,146
ONEOK, Inc. 4.45% 2049	1,873	1,803
Option Care Health, Inc. 4.375% 2029[2]	150	141
Oracle Corp. 2.65% 2026	9,890	9,497
Oracle Corp. 3.25% 2027	8,084	7,865
Oracle Corp. 2.875% 2031	2,161	1,974
Oracle Corp. 3.60% 2050	2,475	2,059
Oracle Corp. 3.95% 2051	1,846	1,620
Organon Finance 1 LLC 4.125% 2028[2]	750	716
Organon Finance 1 LLC 5.125% 2031[2]	330	319
Otis Worldwide Corp. 2.056% 2025	1,000	975
Otis Worldwide Corp. 2.565% 2030	2,000	1,872
Otis Worldwide Corp. 3.362% 2050	500	444
Owens & Minor, Inc. 6.625% 2030[2]	180	185
Oxford Finance, LLC / Oxford Finance Co-Issuer II, Inc. 6.375% 2027[2]	225	230
Pacific Gas and Electric Co. 2.10% 2027	8,408	7,569
Pacific Gas and Electric Co. 3.00% 2028	15,640	14,579
Pacific Gas and Electric Co. 4.65% 2028	11,414	11,424
Pacific Gas and Electric Co. 4.55% 2030	5,113	5,081
Pacific Gas and Electric Co. 2.50% 2031	6,692	5,782
Pacific Gas and Electric Co. 3.25% 2031	17,623	15,966
Pacific Gas and Electric Co. 3.30% 2040	19,545	16,039
Pacific Gas and Electric Co. 3.75% 2042	3,399	2,778
Pacific Gas and Electric Co. 3.50% 2050	1,387	1,121
Pakistan (Islamic Republic of) 5.625% 2022	62,232	60,337
Capital World Bond Fund — Page 25 of 47

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Panama (Republic of) 3.75% 2026[2]	$735	$739
Panama (Republic of) 3.298% 2033	7,940	7,597
Panama (Republic of) 4.50% 2056	1,139	1,117
Panama (Republic of) 3.87% 2060	1,160	1,019
Panama (Republic of) 4.50% 2063	470	453
Panther BF Aggregator 2, LP 6.25% 2026[2]	104	107
Panther BF Aggregator 2, LP 8.50% 2027[2]	305	317
Park Intermediate Holdings LLC 4.875% 2029[2]	320	301
Parker-Hannifin Corp. 3.25% 2029	70	69
Parkland Corp. 4.625% 2030[2]	280	261
Party City Holdings, Inc. 8.75% 2026[2]	1,806	1,725
PayPal Holdings, Inc. 2.85% 2029	2,035	1,995
PayPal Holdings, Inc. 2.30% 2030	4,178	3,895
PayPal Holdings, Inc. 3.25% 2050	196	179
Pearl Merger Sub, Inc. 6.75% 2028[2]	372	373
PepsiCo, Inc. 1.95% 2031	1,162	1,062
PepsiCo, Inc. 2.75% 2051	850	763
Performance Food Group, Inc. 5.50% 2027[2]	320	319
Peru (Republic of) 3.00% 2034	145	136
Petróleos Mexicanos 3.50% 2023	1,200	1,202
Petróleos Mexicanos 4.625% 2023	1,990	2,016
Petróleos Mexicanos 4.875% 2024	1,952	1,977
Petróleos Mexicanos 4.25% 2025	200	197
Petróleos Mexicanos 6.875% 2025	4,949	5,194
Petróleos Mexicanos 6.875% 2026	23,050	24,142
Petróleos Mexicanos 6.50% 2027	16,272	16,552
Petróleos Mexicanos 6.50% 2029	380	377
Petróleos Mexicanos 6.70% 2032	10,329	9,823
Petróleos Mexicanos 7.69% 2050	325	284
Petróleos Mexicanos 6.95% 2060	776	631
PETRONAS Capital, Ltd. 3.50% 2030[2]	865	882
PETRONAS Capital, Ltd. 4.55% 2050[2]	1,940	2,148
PetSmart, Inc. 7.75% 2029[2]	500	517
Pfizer, Inc. 2.75% 2026	915	915
Pfizer, Inc. 1.70% 2030	1,500	1,361
PG&E Corp. 5.00% 2028	2,075	2,008
PGT Innovations, Inc. 4.375% 2029[2]	400	374
Philip Morris International, Inc. 1.75% 2030	503	436
Philip Morris International, Inc. 2.10% 2030	3,783	3,408
Philippines (Republic of) 6.375% 2032	2,190	2,688
Philippines (Republic of) 6.375% 2034	2,320	2,936
Plains All American Pipeline LP 3.80% 2030	1,797	1,766
PLDT, Inc. 2.50% 2031	380	348
PLDT, Inc. 3.45% 2050	310	272
PM General Purchaser LLC 9.50% 2028[2]	60	59
Post Holdings, Inc. 5.625% 2028[2]	1,030	1,013
Post Holdings, Inc. 4.625% 2030[2]	535	483
Power Financial Corp., Ltd. 4.50% 2029	1,170	1,169
Power Financial Corp., Ltd. 3.35% 2031	6,950	6,326
Praxair, Inc. 2.00% 2050	512	388
Procter & Gamble Company 0.55% 2025	1,792	1,663
Procter & Gamble Company 1.00% 2026	338	316
Procter & Gamble Company 1.20% 2030	1,685	1,470
Progressive Corp. 3.00% 2032	500	487
Prudential Financial, Inc. 3.905% 2047	250	250
Capital World Bond Fund — Page 26 of 47

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Prudential Financial, Inc. 4.35% 2050	$480	$523
Prudential Financial, Inc. 3.70% 2051	460	451
Prudential Financial, Inc., junior subordinated, 5.70% 2048 (3-month USD-LIBOR + 2.665% on 9/15/2028)[1]	1,750	1,792
PT Indofood CBP Sukses Makmur Tbk 3.398% 2031	11,320	10,160
PT Indonesia Asahan Aluminium Tbk 6.53% 2028[2]	1,030	1,146
PT Indonesia Asahan Aluminium Tbk 5.45% 2030[2]	2,860	2,990
PTT Exploration and Production PCL 2.587% 2027[2]	1,460	1,400
Public Service Electric and Gas Co. 2.05% 2050	2,700	2,008
Public Storage 2.30% 2031	221	205
Qatar (State of) 3.875% 2023[2]	1,855	1,890
Qatar (State of) 3.40% 2025	19,930	20,348
Qatar (State of) 3.40% 2025[2]	8,810	8,995
Qatar (State of) 4.50% 2028[2]	10,775	11,765
Qatar (State of) 4.00% 2029[2]	1,661	1,777
Qatar (State of) 4.00% 2029	675	722
Qatar (State of) 4.40% 2050[2]	2,145	2,417
Qatar Petroleum 1.375% 2026[2]	9,645	9,016
Qatar Petroleum 2.25% 2031[2]	932	860
Qatar Petroleum 3.125% 2041[2]	21,587	19,695
Qatar Petroleum 3.30% 2051[2]	4,710	4,337
Radiology Partners, Inc. 9.25% 2028[2]	889	891
Range Resources Corp. 8.25% 2029	1,135	1,245
Range Resources Corp. 4.75% 2030[2]	695	691
Raptor Acquisition Corp. 4.875% 2026[2]	1,150	1,106
Raytheon Technologies Corp. 1.90% 2031	1,430	1,267
Raytheon Technologies Corp. 2.375% 2032	1,000	919
Raytheon Technologies Corp. 2.82% 2051	750	633
Raytheon Technologies Corp. 3.03% 2052	500	439
Real Hero Merger Sub 2, Inc. 6.25% 2029[2]	85	78
Realogy Corp. 5.75% 2029[2]	435	411
Realogy Corp. 5.25% 2030[2]	380	350
Regeneron Pharmaceuticals, Inc. 1.75% 2030	7,373	6,408
Rio Tinto Finance (USA), Ltd. 2.75% 2051	1,617	1,401
Ritchie Bros. Holdings, Inc. 4.75% 2031[2]	330	322
RLJ Lodging Trust, LP 4.00% 2029[2]	180	167
Roche Holdings, Inc. 1.93% 2028[2]	3,000	2,792
Rockcliff Energy II LLC 5.50% 2029[2]	85	85
Rocket Mortgage / Rocket Mortgage Co-Issuer, Inc. 2.875% 2026[2]	400	368
Roller Bearing Company of America, Inc. 4.375% 2029[2]	75	70
Roper Technologies, Inc. 1.75% 2031	1,500	1,298
Royal Bank of Canada 1.20% 2026	14,600	13,531
Royal Bank of Scotland PLC 4.445% 2030 (3-month USD-LIBOR + 1.871% on 5/5/2029)[1]	11,500	11,816
Royal Caribbean Cruises, Ltd. 11.50% 2025[2]	298	328
Royal Caribbean Cruises, Ltd. 5.375% 2027[2]	300	289
RP Escrow Issuer, LLC 5.25% 2025[2]	785	768
Russian Federation 4.75% 2026	2,000	510
Russian Federation 4.25% 2027	9,600	2,400
Russian Federation 4.375% 2029	19,400	3,880
Russian Federation 4.375% 2029[2]	400	80
Russian Federation 5.10% 2035	1,800	351
Russian Federation 5.25% 2047	1,200	288
Rwanda (Republic of) 5.50% 2031[2]	1,000	917
Ryan Specialty Group, LLC 4.375% 2030[2]	305	289
SA Global Sukuk, Ltd. 0.946% 2024[2]	955	915
salesforce.com, inc. 1.95% 2031	875	802
Capital World Bond Fund — Page 27 of 47

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
salesforce.com, inc. 2.70% 2041	$375	$333
salesforce.com, inc. 2.90% 2051	600	535
Sands China, Ltd. 2.30% 2027[2]	800	699
Santander Holdings USA, Inc. 3.244% 2026	19,225	18,768
Saudi Arabia (Kingdom of) 2.894% 2022[2]	8,800	8,805
Saudi Arabia (Kingdom of) 3.25% 2026	1,700	1,742
Saudi Arabia (Kingdom of) 3.625% 2028[2]	16,280	16,845
Saudi Arabia (Kingdom of) 3.625% 2028	5,800	6,001
Saudi Arabian Oil Co. 1.625% 2025[2]	2,320	2,204
Scentre Group 3.25% 2025[2]	1,395	1,389
Scentre Group 3.50% 2025[2]	956	959
Scentre Group 3.75% 2027[2]	2,020	2,043
Scientific Games Corp. 8.625% 2025[2]	580	611
Scientific Games Corp. 8.25% 2026[2]	1,810	1,885
Scientific Games Corp. 7.00% 2028[2]	490	509
Scientific Games Corp. 7.25% 2029[2]	500	525
Scientific Games Holdings LP 6.625% 2030[2]	371	366
SCIH Salt Holdings, Inc. 4.875% 2028[2]	775	732
SCIH Salt Holdings, Inc. 6.625% 2029[2]	1,130	1,017
SCIL IV LLC 5.375% 2026[2]	450	415
Scotts Miracle-Gro Co. 4.50% 2029	430	404
Scotts Miracle-Gro Co. 4.375% 2032	345	306
ServiceNow, Inc. 1.40% 2030	10,473	8,913
Shell International Finance BV 3.50% 2023	6,611	6,735
Shell International Finance BV 3.875% 2028	2,750	2,866
Shell International Finance BV 2.375% 2029	3,980	3,775
Shell International Finance BV 2.75% 2030	3,200	3,108
Sherwin-Williams Company 2.75% 2022	73	73
Sherwin-Williams Company 3.45% 2027	1,892	1,899
Sherwin-Williams Company 2.95% 2029	500	483
Sherwin-Williams Company 2.30% 2030	849	777
Sherwin-Williams Company 2.20% 2032	750	666
Sherwin-Williams Company 4.50% 2047	500	531
Sherwin-Williams Company 3.80% 2049	250	241
Sherwin-Williams Company 3.30% 2050	750	669
Sherwin-Williams Company 2.90% 2052	250	205
Siam Commercial Bank Public Co., Ltd. 3.90% 2024	1,210	1,228
Silgan Holdings, Inc. 4.125% 2028	660	634
Simmons Foods, Inc. 4.625% 2029[2]	532	499
Singapore Airlines, Ltd. 3.375% 2029	30,900	29,541
Sinopec Group Overseas Development (2018), Ltd. 2.30% 2031[2]	700	633
Sirius XM Radio, Inc. 4.00% 2028[2]	1,075	1,023
Sirius XM Radio, Inc. 3.875% 2031[2]	980	893
SK hynix, Inc. 1.50% 2026[2]	952	882
SK hynix, Inc. 2.375% 2031[2]	894	780
SkyMiles IP, Ltd. 4.75% 2028[2]	175	177
SM Energy Co. 6.50% 2028	135	139
Solera Holdings, Inc., Term Loan B, (3-month USD-LIBOR + 4.00%) 4.50% 2028[7,8]	773	769
Sonic Automotive, Inc. 4.625% 2029[2]	530	478
Sonic Automotive, Inc. 4.875% 2031[2]	455	405
Southern California Edison Co. 2.85% 2029	1,100	1,049
Southern California Edison Co. 2.95% 2051	4,093	3,359
Southern California Edison Co. 3.65% 2051	4,414	4,130
Southern California Edison Co. 3.45% 2052	1,967	1,772
Southwestern Electric Power Co. 3.25% 2051	2,174	1,877
Capital World Bond Fund — Page 28 of 47

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Southwestern Energy Co. 5.95% 2025[1]	$350	$366
Southwestern Energy Co. 7.75% 2027	110	117
Southwestern Energy Co. 8.375% 2028	202	222
Southwestern Energy Co. 5.375% 2030	870	885
Southwestern Energy Co. 4.75% 2032	85	85
Sprint Corp. 7.625% 2026	837	946
Sprint Corp. 6.875% 2028	2,060	2,391
Sri Lanka (Democratic Socialist Republic of) 5.75% 2023	10,896	5,453
Sri Lanka (Democratic Socialist Republic of) 5.75% 2023[2]	214	107
Sri Lanka (Democratic Socialist Republic of) 7.85% 2029	659	320
Sri Lanka (Democratic Socialist Republic of) 7.55% 2030	2,116	1,000
State Bank of India 4.50% 2023	2,070	2,111
State Grid Overseas Investment, Ltd. 3.50% 2027[2]	2,000	2,017
Statoil ASA 3.25% 2024	1,050	1,060
Stellantis Finance US, Inc. 1.711% 2027[2]	6,000	5,478
Stellantis Finance US, Inc. 2.691% 2031[2]	3,775	3,320
Stericycle, Inc. 3.875% 2029[2]	745	694
Studio City Co., Ltd. 7.00% 2027[2]	530	518
Studio City Finance, Ltd. 6.00% 2025[2]	1,135	1,040
Summit Digitel Infrastructure Private, Ltd. 2.875% 2031[2]	1,135	980
Summit Midstream Holdings / Summit Midstream Finance Corp. 8.50% 2026[2]	525	502
Sun Communities Operating LP 2.30% 2028	1,062	964
Sun Communities Operating LP 2.70% 2031	2,469	2,231
Sunoco Logistics Operating Partners LP 5.40% 2047	399	419
Sunoco LP 4.50% 2029	75	71
Sunoco LP 4.50% 2030[2]	160	148
Surgery Center Holdings 10.00% 2027[2]	555	584
SVB Financial Group 4.70% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.064% on 11/15/2031)[1]	3,627	3,251
Swiss Re Finance (Luxembourg) SA 5.00% 2049 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.582% on 4/2/2029)[1,2]	6,200	6,444
Synchrony Financial 3.95% 2027	625	620
Synchrony Financial 2.875% 2031	1,675	1,488
Talen Energy Corp. 10.50% 2026[2]	1,310	328
Talen Energy Corp. 7.25% 2027[2]	675	632
Talen Energy Supply, LLC 7.625% 2028[2]	415	385
Teekay Offshore Partners LP 8.50% 2023[2,10,11]	30	27
Tencent Holdings, Ltd. 1.81% 2026	600	556
Tencent Holdings, Ltd. 3.975% 2029	450	449
Tencent Holdings, Ltd. 2.39% 2030[2]	500	445
Tencent Holdings, Ltd. 3.24% 2050[2]	9,220	7,173
Tencent Music Entertainment Group 2.00% 2030	3,480	2,867
Tenet Healthcare Corp. 4.875% 2026[2]	761	769
Tenet Healthcare Corp. 5.125% 2027[2]	175	176
Tenet Healthcare Corp. 4.625% 2028[2]	175	172
Teva Pharmaceutical Finance Co. BV 6.00% 2024	788	809
Teva Pharmaceutical Finance Co. BV 3.15% 2026	39,910	36,206
Teva Pharmaceutical Finance Co. BV 4.75% 2027	335	322
Teva Pharmaceutical Finance Co. BV 5.125% 2029	410	395
Teva Pharmaceutical Finance Co. BV 4.10% 2046	22,970	18,078
T-Mobile US, Inc. 1.50% 2026	9,025	8,430
T-Mobile US, Inc. 2.05% 2028	5,375	4,919
T-Mobile US, Inc. 3.875% 2030	1,364	1,371
T-Mobile US, Inc. 2.55% 2031	8,589	7,802
T-Mobile US, Inc. 3.00% 2041	1,376	1,167
Capital World Bond Fund — Page 29 of 47

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
T-Mobile US, Inc. 3.40% 2052[2]	$650	$555
TNB Global Ventures Capital Bhd. 3.244% 2026	1,000	990
Toronto-Dominion Bank 3.20% 2032	2,247	2,214
Total Capital International 2.829% 2030	3,350	3,277
Toyota Motor Credit Corp. 3.00% 2025	472	473
Toyota Motor Credit Corp. 3.20% 2027	3,330	3,360
Toyota Motor Credit Corp. 3.05% 2028	2,589	2,572
Toyota Motor Credit Corp. 3.375% 2030	3,527	3,544
TransCanada PipeLines, Ltd. 4.10% 2030	2,619	2,710
TransDigm, Inc. 5.50% 2027	505	502
Transocean Guardian, Ltd. 5.875% 2024[2]	213	204
Transocean Poseidon, Ltd. 6.875% 2027[2]	570	565
Travelers Companies, Inc. 4.10% 2049	500	522
Treehouse Park Improvement Association No.1 - Anleihen 9.75% 2033[2,10,11]	800	747
Triumph Group, Inc. 6.25% 2024[2]	275	274
Turkey (Republic of) 6.25% 2022	4,915	4,966
Turkey (Republic of) 6.35% 2024	12,500	12,441
Turkey (Republic of) 4.75% 2026	4,800	4,435
Turkey (Republic of) 6.00% 2041	2,100	1,652
Turnpike and Infrastructure Commission, Turnpike Rev. Ref. Bonds (Infrastructure Projects), Series 2020-A, 3.216% 2048	7,560	6,924
U.S. Treasury 0.125% 2022	51,520	51,210
U.S. Treasury 0.125% 2023	41,810	40,344
U.S. Treasury 0.125% 2023	7,500	7,298
U.S. Treasury 1.375% 2023	14,040	13,906
U.S. Treasury 1.375% 2023	3,770	3,729
U.S. Treasury 2.75% 2023	40	40
U.S. Treasury 0.375% 2024	48,779	46,458
U.S. Treasury 1.25% 2024	10,000	9,718
U.S. Treasury 1.50% 2024[13]	84,650	82,464
U.S. Treasury 1.50% 2024	11,350	11,072
U.S. Treasury 2.00% 2024	9,000	8,920
U.S. Treasury 2.00% 2024	7,800	7,742
U.S. Treasury 2.00% 2024	3,700	3,669
U.S. Treasury 2.25% 2024[13]	54,760	54,621
U.S. Treasury 0.25% 2025	227,300	210,428
U.S. Treasury 0.25% 2025	136,626	126,026
U.S. Treasury 0.25% 2025	132,461	122,414
U.S. Treasury 0.25% 2025	62,430	58,122
U.S. Treasury 0.25% 2025	2,895	2,690
U.S. Treasury 1.75% 2025	14,186	13,893
U.S. Treasury 2.75% 2025	68,290	68,749
U.S. Treasury 2.875% 2025	27,270	27,601
U.S. Treasury 2.875% 2025	72	73
U.S. Treasury 0.375% 2026	200,560	184,870
U.S. Treasury 0.50% 2026[13]	234,000	216,439
U.S. Treasury 0.625% 2026	44,400	40,987
U.S. Treasury 0.75% 2026	171,225	159,729
U.S. Treasury 0.875% 2026	50,975	47,463
U.S. Treasury 0.875% 2026	44,247	41,339
U.S. Treasury 1.125% 2026	130,130	122,422
U.S. Treasury 2.25% 2026	25	25
U.S. Treasury 0.50% 2027	4,200	3,785
U.S. Treasury 0.625% 2027	4,200	3,786
U.S. Treasury 1.875% 2027	5,912	5,756
Capital World Bond Fund — Page 30 of 47

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
U.S. Treasury 2.25% 2027	$10,500	$10,393
U.S. Treasury 2.50% 2027	128,000	128,370
U.S. Treasury 1.125% 2028	12,800	11,798
U.S. Treasury 2.75% 2028	13,845	14,062
U.S. Treasury 2.875% 2028	53,600	54,842
U.S. Treasury 1.625% 2029	650	617
U.S. Treasury 0.625% 2030[13]	114,458	99,854
U.S. Treasury 0.625% 2030	20	17
U.S. Treasury 0.875% 2030	36,930	32,728
U.S. Treasury 1.50% 2030	240	225
U.S. Treasury 1.25% 2031	52,300	47,555
U.S. Treasury 1.625% 2031	12,235	11,526
U.S. Treasury 1.875% 2032	115,884	111,301
U.S. Treasury 4.375% 2039	1,500	1,911
U.S. Treasury 1.125% 2040[13]	71,716	56,633
U.S. Treasury 1.125% 2040	50	39
U.S. Treasury 4.625% 2040	1,350	1,771
U.S. Treasury 1.75% 2041	4,200	3,649
U.S. Treasury 1.875% 2041	84,016	74,963
U.S. Treasury 2.25% 2041[13]	43,475	41,137
U.S. Treasury 3.125% 2041	1,100	1,189
U.S. Treasury 2.375% 2042	1,144	1,104
U.S. Treasury 2.75% 2042	3,350	3,410
U.S. Treasury 2.75% 2042	1,000	1,019
U.S. Treasury 2.875% 2043	1,600	1,660
U.S. Treasury 3.125% 2044	940	1,019
U.S. Treasury 3.375% 2044	2,700	3,041
U.S. Treasury 2.875% 2045	1,250	1,308
U.S. Treasury 3.00% 2045	1,425	1,526
U.S. Treasury 3.00% 2045	1,125	1,200
U.S. Treasury 3.00% 2048	7,110	7,763
U.S. Treasury 2.375% 2049	100	98
U.S. Treasury 3.00% 2049	520	573
U.S. Treasury 1.25% 2050	12,110	9,076
U.S. Treasury 1.375% 2050	2,745	2,121
U.S. Treasury 1.625% 2050	5,855	4,819
U.S. Treasury 2.00% 2050[13]	22,480	20,302
U.S. Treasury 1.875% 2051	153,603	134,924
U.S. Treasury 2.00% 2051	57,600	52,060
U.S. Treasury 2.375% 2051[13]	43,240	42,487
U.S. Treasury 2.25% 2052	55,000	52,748
U.S. Treasury Inflation-Protected Security 0.125% 2022[3]	7,618	7,828
U.S. Treasury Inflation-Protected Security 0.125% 2024[3]	15,744	16,510
U.S. Treasury Inflation-Protected Security 0.125% 2024[3]	9,359	9,774
U.S. Treasury Inflation-Protected Security 0.50% 2024[3]	2,981	3,129
U.S. Treasury Inflation-Protected Security 0.625% 2024[3]	11,489	12,078
U.S. Treasury Inflation-Protected Security 0.375% 2027[3,13]	174,927	185,547
U.S. Treasury Inflation-Protected Security 0.125% 2051[3,13]	24,739	25,397
UKG, Inc., Term Loan B, (3-month USD-LIBOR + 3.25%) 4.212% 2026[7,8]	449	446
UKG, Inc., Term Loan, (3-month USD-LIBOR + 5.25%) 5.75% 2027[7,8]	1,400	1,394
Ukraine 7.75% 2022	44,660	27,656
Ukraine 7.75% 2024	12,460	5,468
Ukraine 8.994% 2024	4,127	1,875
Ukraine 7.75% 2027	2,300	996
Ukraine 6.876% 2029	9,540	4,037
Capital World Bond Fund — Page 31 of 47

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Ukraine 7.375% 2032[2]	$560	$238
Ukraine 1.258% 2040[8]	1,000	331
UniCredit SpA 5.459% 2035 (5-year USD-ICE Swap + 4.75% on 6/30/2030)[1,2]	16,050	15,366
Uniform Mortgage-Backed Security 1.50% 2037[4,12]	5	5
Uniform Mortgage-Backed Security 3.00% 2037[4,12]	1,122	1,130
Uniform Mortgage-Backed Security 2.50% 2052[4,12]	157,260	149,737
Uniform Mortgage-Backed Security 3.50% 2052[4,12]	62,010	62,136
Uniform Mortgage-Backed Security 3.50% 2052[4,12]	27,475	27,374
Uniform Mortgage-Backed Security 3.50% 2052[4,12]	4,643	4,637
Uniform Mortgage-Backed Security 4.00% 2052[4,12]	71,959	73,204
Uniform Mortgage-Backed Security 4.00% 2052[4,12]	29	30
Union Electric Co. 3.90% 2052	3,845	3,983
Union Pacific Corp. 2.80% 2032	4,000	3,845
Union Pacific Corp. 4.30% 2049	1,550	1,695
Union Pacific Corp. 3.75% 2070	302	296
Union Pacific Corp. 3.799% 2071	302	301
United Mexican States 3.25% 2030	880	849
United Mexican States 5.00% 2051	1,020	1,034
United Mexican States 4.40% 2052	860	792
United Overseas Bank, Ltd. 3.863% 2032 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.45% on 10/07/2027)[1,2]	1,135	1,135
United Rentals, Inc. 4.875% 2028	275	280
United Technologies Corp. 3.65% 2023	185	187
United Technologies Corp. 3.125% 2027	250	251
United Technologies Corp. 4.125% 2028	4,100	4,292
United Technologies Corp. 4.50% 2042	500	553
UnitedHealth Group, Inc. 3.75% 2025	2,160	2,223
UnitedHealth Group, Inc. 3.25% 2051	1,938	1,827
Universal Entertainment Corp. 8.50% 2024[2]	500	513
Univision Communications, Inc. 4.50% 2029[2]	1,580	1,506
US Foods, Inc. 4.625% 2030[2]	215	199
Vale Overseas, Ltd. 3.75% 2030	5,755	5,562
Valeant Pharmaceuticals International, Inc. 6.125% 2025[2]	690	696
Valvoline, Inc. 3.625% 2031[2]	733	635
Venator Materials Corp. 5.75% 2025[2]	854	688
Venator Materials Corp. 9.50% 2025[2]	665	698
Venezuela (Bolivarian Republic of) 7.00% 2018[6]	60	5
Venezuela (Bolivarian Republic of) 7.75% 2019[6]	1,074	93
Venezuela (Bolivarian Republic of) 6.00% 2020[6]	883	77
Venezuela (Bolivarian Republic of) 12.75% 2022[6]	80	7
Venezuela (Bolivarian Republic of) 9.00% 2023[6]	1,289	112
Venezuela (Bolivarian Republic of) 8.25% 2024[6]	279	24
Venezuela (Bolivarian Republic of) 7.65% 2025[6]	120	10
Venezuela (Bolivarian Republic of) 11.75% 2026[6]	60	5
Venezuela (Bolivarian Republic of) 9.25% 2027[6]	159	14
Venezuela (Bolivarian Republic of) 9.25% 2028[6]	2,498	217
Venezuela (Bolivarian Republic of) 11.95% 2031[6]	99	9
Venezuela (Bolivarian Republic of) 7.00% 2038[6]	99	9
Venture Global Calcasieu Pass, LLC 3.875% 2029[2]	860	837
Venture Global Calcasieu Pass, LLC 4.125% 2031[2]	1,060	1,042
Venture Global Calcasieu Pass, LLC 3.875% 2033[2]	475	455
Verizon Communications, Inc. 2.10% 2028	1,600	1,494
Verizon Communications, Inc. 4.329% 2028	3,315	3,502
Verizon Communications, Inc. 1.68% 2030	2,500	2,183
Verizon Communications, Inc. 3.15% 2030	3,500	3,447
Capital World Bond Fund — Page 32 of 47

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Verizon Communications, Inc. 1.75% 2031	$4,242	$3,704
Verizon Communications, Inc. 2.55% 2031	26,475	24,634
Verizon Communications, Inc. 2.355% 2032[2]	4,808	4,351
Verizon Communications, Inc. 3.40% 2041	1,800	1,692
Verizon Communications, Inc. 3.85% 2042	443	444
Verizon Communications, Inc. 2.875% 2050	1,325	1,111
Verizon Communications, Inc. 3.55% 2051	1,594	1,504
Vertical U.S. Newco, Inc. 5.25% 2027[2]	250	248
VICI Properties LP 4.625% 2029[2]	492	492
VICI Properties LP / VICI Note Co., Inc. 3.75% 2027[2]	750	731
VICI Properties LP / VICI Note Co., Inc. 4.125% 2030[2]	250	242
Vigorous Champion International, Ltd. 4.25% 2029	2,000	1,919
Virginia Electric and Power Co. 2.40% 2032	5,844	5,393
Vistra Corp. 8.00% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 6.93% on 10/15/2026)[1,2]	350	354
Vistra Corp. 7.00% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.74% on 12/15/2026)[1,2]	700	683
Vistra Operations Co. LLC 5.625% 2027[2]	175	175
Volkswagen Group of America Finance, LLC 3.125% 2023[2]	14,770	14,879
Volkswagen Group of America Finance, LLC 4.25% 2023[2]	11,700	11,923
Volkswagen Group of America Finance, LLC 2.85% 2024[2]	1,124	1,113
Volkswagen Group of America Finance, LLC 4.625% 2025[2]	6,345	6,583
VZ Secured Financing BV 5.00% 2032[2]	750	702
W. R. Grace Holdings LLC 5.625% 2029[2]	270	253
Walt Disney Company 2.65% 2031	13,510	12,919
Warner Music Group 3.75% 2029[2]	1,000	942
Warrior Met Coal, Inc. 7.875% 2028[2]	700	737
WASH Multifamily Acquisition, Inc. 5.75% 2026[2]	535	537
Weatherford International, Ltd. 11.00% 2024[2]	139	144
Weatherford International, Ltd. 6.50% 2028[2]	150	155
Weatherford International, Ltd. 8.625% 2030[2]	440	447
Wells Fargo & Company 2.393% 2028 (USD-SOFR + 2.10% on 6/2/2027)[1]	26,643	25,224
Wells Fargo & Company 3.526% 2028 (USD-SOFR + 1.51% on 3/24/2027)[1]	21,635	21,609
Wells Fargo & Company 2.572% 2031 (3-month USD-LIBOR + 1.00% on 2/11/2030)[1]	3,285	3,056
WESCO Distribution, Inc. 7.125% 2025[2]	320	333
WESCO Distribution, Inc. 7.25% 2028[2]	347	369
Western Gas Partners LP 5.45% 2044	82	83
Western Global Airlines LLC 10.375% 2025[2]	635	683
Western Midstream Operating, LP 4.75% 2028	160	165
Westlake Chemical Corp. 5.00% 2046	260	283
Westlake Chemical Corp. 4.375% 2047	505	512
Westpac Banking Corp. 2.894% 2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 2/4/2025)[1]	17,000	16,401
Westpac Banking Corp. 4.11% 2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.00% on 7/24/2029)[1]	2,279	2,250
Westpac Banking Corp. 2.668% 2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 11/15/2030)[1]	3,425	2,996
Westpac Banking Corp. 2.963% 2040	400	337
WeWork Companies, LLC 5.00% 2025[2]	450	379
Williams Companies, Inc. 3.50% 2030	4,995	4,947
Williams Companies, Inc. 2.60% 2031	860	793
Wisconsin Electric Power Co. 2.85% 2051	1,469	1,275
Wyndham Destinations, Inc. 6.625% 2026[2]	500	522
Wyndham Worldwide Corp. 4.375% 2028[2]	90	87
Xcel Energy, Inc. 3.35% 2026	5,134	5,143
Capital World Bond Fund — Page 33 of 47

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)		Principal amount (000)	Value (000)
Xcel Energy, Inc. 1.75% 2027		$840	$779
Xcel Energy, Inc. 2.35% 2031		3,254	2,963
Xiaomi Best Time International, Ltd. 2.875% 2031[2]		780	674
Yahoo Holdings, Inc., Term Loan B, (1-month USD-LIBOR + 5.50%) 6.25% 2027[7,8]		950	946
Ziggo Bond Co. BV 5.125% 2030[2]		525	490
Ziggo Bond Finance BV 4.875% 2030[2]		530	500
ZipRecruiter, Inc. 5.00% 2030[2]		550	538
			6,704,576
Total bonds, notes & other debt instruments (cost: $15,231,878,000)			13,949,525
Convertible bonds & notes 0.01% U.S. dollars 0.01%
Airbnb, Inc., convertible notes, 0% 2026		543	528
Arrival Group, convertible notes, 3.50% 2026[2]		400	259
DISH DBS Corp., convertible notes, 3.375% 2026		390	352
Ford Motor Co., convertible notes, 0% 2026		186	221
Penn National Gaming, Inc., convertible notes, 2.75% 2026		87	175
Total convertible bonds & notes (cost: $1,799,000)			1,535
Convertible stocks 0.00% U.S. dollars 0.00%		Shares
2020 Cash Mandatory Exchangeable Trust, convertible preferred shares, 5.25% 2023[2]		300	335
Total convertible stocks (cost: $319,000)			335
Preferred securities 0.00% U.S. dollars 0.00%
ACR III LSC Holdings LLC, Series B, preferred shares[2,10,11,14]		277	195
Total preferred securities (cost: $287,000)			195
Common stocks 0.02% U.S. dollars 0.02%
Diamond Offshore Drilling, Inc.[14]		95,817	683
Diamond Offshore Drilling, Inc.[2,14]		66,191	472
Chesapeake Energy Corp.		11,204	975
Total common stocks (cost: $1,057,000)			2,130
Rights & warrants 0.00% U.S. dollars 0.00%
Sable Permian Resources, LLC, Class A, warrants, expire 2024[10,11,14]		2,668	—[5]
Total rights & warrants (cost: $0)			—[5]
Short-term securities 8.20% U.S. Treasury bills 0.34%	Weighted average yield at acquisition	Principal amount (000)
U.S. Treasury 2/23/2023	1.177%	$50,000	49,353
Capital World Bond Fund — Page 34 of 47

unaudited
Short-term securities (continued) Bills & notes of governments & government agencies outside the U.S. 0.08%	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Egyptian Treasury 4/19/2022	11.506%	EGP11,300	$615
Egyptian Treasury 4/26/2022	11.464	22,800	1,237
Egyptian Treasury 5/3/2022	11.396	8,000	433
Greek Treasury 4/29/2022	(0.322)	€8,620	9,537
			11,822
Money market investments 7.78%		Shares
Capital Group Central Cash Fund 0.32%[15,16]		11,440,214	1,144,021
Total short-term securities (cost: $1,206,127,000)			1,205,196
Total investment securities 103.15% (cost: $16,441,467,000)			15,158,916
Other assets less liabilities (3.15)%			(463,490)
Net assets 100.00%			$14,695,426
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized (depreciation) appreciation at 3/31/2022 (000)
30 Day Federal Funds Futures	Long	166	June 2022	$68,671	$(53)
90 Day BAX Futures	Long	200	December 2022	38,831	(293)
3 Month SONIA Futures	Long	262	March 2023	84,190	(792)
Canadian Banker’s Acceptance Futures	Short	200	December 2023	(38,667)	362
2 Year Euro-Schatz Futures	Long	324	June 2022	39,690	(403)
2 Year U.S. Treasury Note Futures	Long	647	June 2022	137,113	(835)
3 Year Australian Treasury Bond Futures	Short	303	June 2022	(24,915)	463
5 Year Euro-Bobl Futures	Long	1,745	June 2022	248,752	(3,181)
5 Year U.S. Treasury Note Futures	Short	4,881	June 2022	(559,790)	629
10 Year Euro-Bund Futures	Short	281	June 2022	(49,320)	2,168
10 Year Italy Government Bond Futures	Short	2,577	June 2022	(394,295)	17,892
10 Year Japanese Government Bond Futures	Long	85	June 2022	104,522	(758)
10 Year Australian Treasury Bond Futures	Long	58	June 2022	5,501	(131)
10 Year Canadian Government Bond Futures	Short	43	June 2022	(4,491)	178
10 Year U.S. Treasury Note Futures	Short	1,671	June 2022	(205,324)	5,555
10 Year Ultra U.S. Treasury Note Futures	Short	1,681	June 2022	(227,723)	7,272
10 Year UK Gilt Futures	Short	54	June 2022	(8,600)	(9)
20 Year U.S. Treasury Bond Futures	Long	2,149	June 2022	322,484	(9,359)
30 Year Euro-Buxl Futures	Long	438	June 2022	90,221	(7,724)
30 Year Ultra U.S. Treasury Bond Futures	Long	243	June 2022	43,041	(856)
					$10,125
Capital World Bond Fund — Page 35 of 47

unaudited
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 3/31/2022 (000)
Currency purchased (000)		Currency sold (000)
CAD	97,597	USD	76,885	Bank of America	4/6/2022	$1,183
USD	117,448	CNH	743,490	Bank of America	4/6/2022	498
CNH	350,871	USD	55,064	Goldman Sachs	4/6/2022	127
USD	3,359	GBP	2,508	Standard Chartered Bank	4/6/2022	64
USD	1,376	MYR	5,780	Standard Chartered Bank	4/6/2022	6
JPY	10,554,890	USD	91,528	Bank of America	4/6/2022	(4,820)
HUF	21,117,610	EUR	55,398	Bank of America	4/7/2022	2,235
PLN	129,809	EUR	27,059	UBS AG	4/7/2022	936
USD	31,669	GBP	23,680	Standard Chartered Bank	4/7/2022	563
AUD	32,260	USD	23,659	UBS AG	4/7/2022	482
HUF	15,174,920	EUR	41,196	Bank of America	4/7/2022	71
ZAR	17,643	USD	1,157	Citibank	4/7/2022	49
ZAR	14,751	USD	964	JPMorgan Chase	4/7/2022	45
CLP	897,780	USD	1,110	Barclays Bank PLC	4/7/2022	30
USD	7,336	EUR	6,614	Goldman Sachs	4/7/2022	18
USD	11,876	IDR	170,395,000	Morgan Stanley	4/7/2022	1
IDR	33,861,000	USD	2,360	Morgan Stanley	4/7/2022	—[5]
GBP	134	USD	178	Bank of New York Mellon	4/7/2022	(2)
EUR	32,665	DKK	243,030	Standard Chartered Bank	4/7/2022	(7)
EUR	5,817	HUF	2,184,922	UBS AG	4/7/2022	(137)
JPY	424,990	USD	3,677	BNP Paribas	4/7/2022	(185)
EUR	9,571	PLN	45,433	Standard Chartered Bank	4/7/2022	(217)
EUR	17,860	PLN	84,376	JPMorgan Chase	4/7/2022	(308)
USD	31,218	EUR	28,538	HSBC Bank	4/7/2022	(359)
EUR	177,629	USD	197,021	Goldman Sachs	4/7/2022	(481)
JPY	1,206,570	EUR	9,406	JPMorgan Chase	4/7/2022	(495)
USD	20,469	PLN	88,600	Standard Chartered Bank	4/7/2022	(605)
EUR	31,805	HUF	11,911,348	JPMorgan Chase	4/7/2022	(644)
GBP	30,760	USD	41,137	Standard Chartered Bank	4/7/2022	(732)
USD	83,447	EUR	76,950	UBS AG	4/7/2022	(1,695)
EUR	67,950	USD	77,191	Citibank	4/7/2022	(2,007)
EUR	25,776	HUF	10,304,000	Goldman Sachs	4/7/2022	(2,479)
JPY	6,119,296	USD	52,943	Goldman Sachs	4/7/2022	(2,673)
JPY	17,448,315	USD	150,993	Morgan Stanley	4/7/2022	(7,653)
MXN	17,300	USD	840	BNP Paribas	4/8/2022	28
USD	1,181	MYR	4,940	Standard Chartered Bank	4/8/2022	10
USD	822	MXN	17,300	JPMorgan Chase	4/8/2022	(47)
MXN	1,078,557	USD	50,767	Morgan Stanley	4/11/2022	3,356
USD	91,155	MYR	381,620	Standard Chartered Bank	4/11/2022	732
SEK	135,600	USD	14,007	Morgan Stanley	4/11/2022	418
EUR	144,543	USD	159,557	JPMorgan Chase	4/11/2022	393
CZK	98,330	USD	4,292	JPMorgan Chase	4/11/2022	159
GBP	33,107	USD	43,357	Goldman Sachs	4/11/2022	130
ZAR	24,133	USD	1,570	Morgan Stanley	4/11/2022	80
PLN	168,172	EUR	36,094	Goldman Sachs	4/11/2022	44
EUR	2,747	USD	2,998	Morgan Stanley	4/11/2022	42
ZAR	14,323	USD	951	Morgan Stanley	4/11/2022	28
MXN	13,505	USD	655	BNP Paribas	4/11/2022	22
TRY	8,150	USD	530	Morgan Stanley	4/11/2022	22
BRL	2,393	USD	482	JPMorgan Chase	4/11/2022	19
EUR	1,881	USD	2,065	JPMorgan Chase	4/11/2022	17
Capital World Bond Fund — Page 36 of 47

unaudited
Forward currency contracts  (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 3/31/2022 (000)
Currency purchased (000)		Currency sold (000)
PLN	1,000	EUR	202	Morgan Stanley	4/11/2022	$15
EUR	251	USD	274	JPMorgan Chase	4/11/2022	4
EUR	300	USD	328	Standard Chartered Bank	4/11/2022	4
USD	1	AUD	1	Morgan Stanley	4/11/2022	—[5]
MXN	44	USD	2	UBS AG	4/11/2022	—[5]
EUR	208	USD	231	UBS AG	4/11/2022	(1)
EUR	12	PLN	62	JPMorgan Chase	4/11/2022	(1)
USD	5,474	EUR	4,951	Bank of America	4/11/2022	(5)
EUR	19,076	DKK	141,980	Bank of America	4/11/2022	(12)
USD	632	CLP	511,538	Morgan Stanley	4/11/2022	(17)
USD	372	BRL	1,898	Standard Chartered Bank	4/11/2022	(25)
CNH	64,130	USD	10,113	UBS AG	4/11/2022	(29)
USD	630	BRL	3,234	Goldman Sachs	4/11/2022	(47)
USD	618	MXN	13,264	Morgan Stanley	4/11/2022	(48)
USD	10,166	NZD	14,880	UBS AG	4/11/2022	(145)
USD	59,514	EUR	53,914	JPMorgan Chase	4/11/2022	(147)
USD	60,323	DKK	406,500	Morgan Stanley	4/11/2022	(149)
USD	52,077	EUR	47,281	Citibank	4/11/2022	(244)
EUR	12,463	PLN	59,188	Standard Chartered Bank	4/11/2022	(281)
USD	15,932	PEN	59,910	Standard Chartered Bank	4/11/2022	(340)
USD	20,634	DKK	141,080	Citibank	4/11/2022	(353)
EUR	23,255	PLN	109,921	JPMorgan Chase	4/11/2022	(401)
USD	44,766	EUR	41,015	Morgan Stanley	4/11/2022	(621)
USD	41,674	MXN	887,100	Citibank	4/11/2022	(2,842)
USD	44,623	MXN	960,298	HSBC Bank	4/11/2022	(3,566)
CNH	64,940	USD	10,231	Morgan Stanley	4/12/2022	(20)
USD	10,168	CNH	64,950	Goldman Sachs	4/12/2022	(45)
KRW	83,813,000	USD	68,241	Citibank	4/14/2022	726
PLN	87,740	USD	20,178	Bank of America	4/14/2022	678
KRW	68,416,314	USD	55,677	Citibank	4/14/2022	620
CNH	1,125,150	USD	176,315	HSBC Bank	4/14/2022	576
EUR	70,116	USD	77,215	Morgan Stanley	4/14/2022	381
CLP	10,360,991	USD	12,810	Morgan Stanley	4/14/2022	326
GBP	44,320	USD	58,149	Goldman Sachs	4/14/2022	66
CLP	265,664	USD	323	Citibank	4/14/2022	13
USD	594	MYR	2,500	HSBC Bank	4/14/2022	1
USD	4,141	EUR	3,760	Morgan Stanley	4/14/2022	(20)
USD	2,179	SEK	21,030	UBS AG	4/14/2022	(58)
USD	12,283	CLP	9,769,070	Standard Chartered Bank	4/14/2022	(102)
USD	22,457	KRW	27,522,940	Citibank	4/14/2022	(191)
CNH	445,104	USD	70,175	UBS AG	4/14/2022	(198)
USD	52,384	CAD	66,860	JPMorgan Chase	4/14/2022	(1,094)
MXN	26,034	USD	1,256	Goldman Sachs	4/18/2022	48
CLP	760,728	USD	941	Morgan Stanley	4/18/2022	23
CLP	507,055	USD	631	Morgan Stanley	4/18/2022	12
USD	1,262	MXN	26,034	BNP Paribas	4/18/2022	(43)
USD	619	BRL	3,170	Morgan Stanley	4/18/2022	(44)
ZAR	9,398	USD	628	JPMorgan Chase	4/19/2022	14
USD	926	ZAR	14,081	Standard Chartered Bank	4/19/2022	(35)
PLN	12,140	USD	3,047	Barclays Bank PLC	4/19/2022	(163)
EUR	39,160	USD	44,436	Goldman Sachs	4/20/2022	(1,090)
Capital World Bond Fund — Page 37 of 47

unaudited
Forward currency contracts  (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 3/31/2022 (000)
Currency purchased (000)		Currency sold (000)
USD	242,278	JPY	29,175,330	Bank of New York Mellon	4/21/2022	$2,529
MXN	535,400	USD	26,426	UBS AG	4/21/2022	393
HUF	6,970,230	USD	20,561	Bank of America	4/21/2022	368
MXN	39,456	USD	1,889	Morgan Stanley	4/21/2022	87
HUF	34,910	USD	102	Bank of America	4/21/2022	3
COP	1,790,600	USD	475	Morgan Stanley	4/21/2022	(2)
USD	233	MXN	4,820	BNP Paribas	4/21/2022	(8)
USD	730	ZAR	11,000	Morgan Stanley	4/21/2022	(21)
USD	1,309	ILS	4,280	Citibank	4/21/2022	(32)
EUR	139,380	DKK	1,037,180	Morgan Stanley	4/21/2022	(58)
JPY	959,240	USD	8,213	Bank of America	4/21/2022	(330)
JPY	5,064,350	USD	43,360	Bank of America	4/21/2022	(1,743)
JPY	18,381,310	USD	155,457	Citibank	4/21/2022	(4,408)
USD	93,613	MXN	1,980,287	Citibank	4/21/2022	(5,584)
JPY	20,383,390	USD	174,518	Bank of America	4/21/2022	(7,017)
CAD	25,143	USD	19,970	Bank of America	4/22/2022	140
EUR	314	USD	347	Standard Chartered Bank	4/22/2022	1
USD	1,032	EUR	934	Standard Chartered Bank	4/22/2022	(2)
USD	1,591	CAD	2,003	Bank of America	4/22/2022	(11)
EUR	120,807	USD	133,276	Morgan Stanley	4/25/2022	465
USD	21,050	GBP	15,899	Barclays Bank PLC	4/25/2022	167
CNH	169,160	USD	26,482	Standard Chartered Bank	4/25/2022	93
CHF	5,200	USD	5,584	HSBC Bank	4/25/2022	48
ZAR	35,540	USD	2,385	Citibank	4/25/2022	40
DKK	244,190	EUR	32,822	Morgan Stanley	4/25/2022	6
PEN	934	USD	249	Citibank	4/25/2022	4
EUR	411	USD	454	UBS AG	4/25/2022	1
EUR	562	USD	623	Bank of America	4/25/2022	(1)
USD	278	COP	1,070,011	Citibank	4/25/2022	(5)
COP	2,438,111	USD	649	Standard Chartered Bank	4/25/2022	(5)
USD	756	ZAR	11,271	Citibank	4/25/2022	(13)
USD	2,993	INR	229,240	Standard Chartered Bank	4/25/2022	(14)
GBP	7,088	USD	9,384	Barclays Bank PLC	4/25/2022	(74)
USD	175,113	EUR	158,744	Standard Chartered Bank	4/25/2022	(626)
USD	97,340	EUR	88,520	Bank of America	4/25/2022	(657)
JPY	3,734,030	USD	30,645	Standard Chartered Bank	4/26/2022	43
USD	593	IDR	8,500,000	Citibank	4/26/2022	1
JPY	21,240	EUR	160	Bank of America	4/26/2022	(3)
KRW	10,239,290	USD	8,437	Bank of America	4/26/2022	(13)
JPY	31,127,960	USD	257,646	Bank of New York Mellon	4/26/2022	(1,824)
USD	87,158	EUR	78,070	BNP Paribas	4/28/2022	722
PEN	68,880	USD	18,225	Goldman Sachs	4/28/2022	455
DKK	205,820	USD	30,433	Morgan Stanley	4/28/2022	202
BRL	9,580	USD	1,926	Goldman Sachs	4/28/2022	71
USD	40,012	COP	151,292,279	Morgan Stanley	4/28/2022	62
GBP	18,460	USD	24,210	Goldman Sachs	4/28/2022	36
MXN	28,645	USD	1,416	Goldman Sachs	4/28/2022	18
USD	34,570	GBP	26,320	JPMorgan Chase	4/28/2022	1
AUD	32	JPY	2,870	Bank of America	4/28/2022	—[5]
USD	1,060	BRL	5,274	Goldman Sachs	4/28/2022	(39)
USD	16,153	AUD	21,725	Morgan Stanley	4/28/2022	(109)
Capital World Bond Fund — Page 38 of 47

unaudited
Forward currency contracts  (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 3/31/2022 (000)
Currency purchased (000)		Currency sold (000)
USD	12,248	BRL	59,650	JPMorgan Chase	4/28/2022	$(184)
EUR	154,610	USD	171,719	Morgan Stanley	4/28/2022	(541)
MXN	26,133	USD	1,300	JPMorgan Chase	4/29/2022	7
USD	649	BRL	3,128	JPMorgan Chase	4/29/2022	(2)
HUF	6,757,930	USD	20,245	Standard Chartered Bank	5/2/2022	14
PLN	85,170	USD	20,289	BNP Paribas	5/2/2022	(81)
CLP	79,830	USD	101	Citibank	5/6/2022	(1)
PEN	2,679	USD	728	Citibank	5/6/2022	(1)
BRL	3,745	USD	781	Citibank	5/6/2022	(3)
COP	2,510,176	USD	668	Bank of America	5/6/2022	(6)
USD	718	PEN	2,686	Morgan Stanley	5/6/2022	(10)
MXN	458,630	USD	21,408	Goldman Sachs	5/31/2022	1,391
USD	43,332	MXN	904,210	Citibank	5/31/2022	(1,617)
IDR	17,937,584	USD	1,254	Citibank	6/13/2022	(7)
BRL	447,500	USD	80,692	JPMorgan Chase	6/15/2022	11,232
SEK	53,353	USD	5,500	Bank of America	6/15/2022	186
EUR	5,000	USD	5,501	JPMorgan Chase	6/15/2022	47
NOK	17,424	USD	2,000	JPMorgan Chase	6/15/2022	(22)
USD	2,000	NOK	17,914	Bank of America	6/15/2022	(34)
USD	2,500	CAD	3,195	Bank of America	6/15/2022	(55)
USD	4,778	NZD	7,000	JPMorgan Chase	6/15/2022	(67)
USD	1,397	BRL	7,500	Goldman Sachs	6/15/2022	(143)
JPY	800,000	USD	6,851	JPMorgan Chase	6/15/2022	(266)
USD	83,155	BRL	440,000	Citibank	6/15/2022	(7,228)
THB	228,770	USD	6,864	JPMorgan Chase	6/22/2022	19
BRL	730,000	USD	126,341	JPMorgan Chase	7/1/2022	22,948
USD	44,853	BRL	250,000	JPMorgan Chase	7/1/2022	(6,274)
USD	86,713	BRL	480,000	Citibank	7/1/2022	(11,450)
BRL	692,000	USD	118,656	JPMorgan Chase	8/10/2022	21,251
USD	9,052	BRL	45,245	Goldman Sachs	8/10/2022	(96)
USD	43,121	BRL	240,700	Citibank	8/10/2022	(5,543)
USD	80,370	BRL	451,300	JPMorgan Chase	8/10/2022	(10,873)
PLN	12,500	USD	3,069	BNP Paribas	11/9/2022	(162)
CZK	984,840	USD	44,251	Goldman Sachs	1/20/2023	(752)
USD	40,349	HUF	14,455,020	Bank of America	1/20/2023	(1,450)
USD	41,479	CZK	986,410	Morgan Stanley	1/20/2023	(2,090)
HUF	14,349,550	USD	43,821	Bank of America	1/20/2023	(2,327)
PLN	191,770	USD	46,242	BNP Paribas	2/2/2023	(1,977)
						$(35,418)
Capital World Bond Fund — Page 39 of 47

unaudited
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 3/31/2022 (000)	Upfront premium paid (received) (000)	Unrealized (depreciation) appreciation at 3/31/2022 (000)
Rate	Payment frequency	Rate	Payment frequency
0.745%	Annual	U.S. EFFR	Annual	6/15/2022	$171,800	$(12)	$—	$(12)
0.11108502%	Annual	SONIA	Annual	4/9/2023	£20,140	(413)	5	(418)
1.3467%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/18/2023	NZ$25,000	(381)	—	(381)
1.2475%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/20/2023	32,742	(534)	—	(534)
1.234974%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/20/2023	279,022	(4,585)	—	(4,585)
1.2375%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/26/2023	108,068	(1,807)	—	(1,807)
1.264%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/27/2023	270,134	(4,446)	—	(4,446)
1.26%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/30/2023	44,558	(738)	—	(738)
1.28%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/31/2023	44,558	(731)	—	(731)
1.30%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/3/2023	48,917	(806)	—	(806)
3-month USD-LIBOR	Quarterly	0.3302%	Semi-annual	9/21/2023	$56,757	1,610	—	1,610
1.4975%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/21/2023	NZ$90,549	(1,409)	—	(1,409)
3-month USD-LIBOR	Quarterly	0.3792%	Semi-annual	9/28/2023	$61,547	1,739	—	1,739
1.445%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/28/2023	NZ$90,448	(1,488)	—	(1,488)
3-month USD-LIBOR	Quarterly	0.3842%	Semi-annual	9/29/2023	$61,547	1,741	—	1,741
1.4475%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/29/2023	NZ$89,953	(1,482)	—	(1,482)
3-month USD-LIBOR	Quarterly	0.3975%	Semi-annual	9/30/2023	$62,494	1,759	—	1,759
1.4475%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/30/2023	NZ$90,327	(1,488)	—	(1,488)
3-month USD-LIBOR	Quarterly	0.4557%	Semi-annual	10/14/2023	$61,547	1,733	—	1,733
3-month USD-LIBOR	Quarterly	0.4562%	Semi-annual	10/14/2023	61,547	1,733	—	1,733
1.5125%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/14/2023	NZ$79,737	(1,308)	—	(1,308)
1.53%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/14/2023	90,950	(1,475)	—	(1,475)
3-month USD-LIBOR	Quarterly	0.4692%	Semi-annual	10/15/2023	$61,547	1,717	—	1,717
1.5625%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/15/2023	NZ$90,850	(1,444)	—	(1,444)
3-month USD-LIBOR	Quarterly	0.4917%	Semi-annual	10/18/2023	$61,646	1,705	—	1,705
1.59%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/18/2023	NZ$90,850	(1,422)	—	(1,422)
3-month USD-LIBOR	Quarterly	0.4997%	Semi-annual	10/19/2023	$78,940	2,178	—	2,178
1.62%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/19/2023	NZ$100,996	(1,552)	—	(1,552)
2.26%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/2/2023	3,733	(34)	—	(34)
2.215%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/3/2023	7,459	(71)	—	(71)
2.2525%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/8/2023	129,491	(1,197)	—	(1,197)
2.24%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/8/2023	129,491	(1,214)	—	(1,214)
2.20%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/9/2023	10,894	(107)	—	(107)
0.3653%	Semi-annual	3-month USD-LIBOR	Quarterly	3/5/2024	$99,290	(3,893)	—	(3,893)
3-month SEK-STIBOR	At maturity	0.1877%	At maturity	2/6/2025	SKr250,000	995	—	995
6-month EURIBOR	Semi-annual	0.3077%	Annual	2/8/2025	€37,950	557	—	557
U.S. EFFR	Annual	0.10875%	Annual	7/6/2025	$52,600	3,711	—	3,711
U.S. EFFR	Annual	0.0995%	Annual	7/9/2025	26,300	1,866	—	1,866
U.S. EFFR	Annual	0.105%	Annual	7/9/2025	26,300	1,862	—	1,862
U.S. EFFR	Annual	0.099%	Annual	7/10/2025	64,500	4,581	—	4,581
4.67%	28-day	28-day MXN-TIIE	28-day	12/16/2025	MXN24,000	(145)	—	(145)
3-month SEK-STIBOR	Quarterly	0.175%	Annual	2/9/2026	SKr349,200	2,190	—	2,190
3-month SEK-STIBOR	Quarterly	0.179%	Annual	2/9/2026	174,500	1,091	—	1,091
3-month SEK-STIBOR	Quarterly	0.185%	Annual	2/11/2026	175,100	1,093	—	1,093
3-month SEK-STIBOR	Quarterly	0.189%	Annual	2/11/2026	175,100	1,090	—	1,090
5.75%	28-day	28-day MXN-TIIE	28-day	4/2/2026	MXN22,300	(101)	—	(101)
1.7525%	Annual	3-month SEK-STIBOR	Quarterly	4/4/2026	SKr87,600	(7)	—	(7)
1.745%	Annual	3-month SEK-STIBOR	Quarterly	4/4/2026	87,600	(10)	—	(10)
Capital World Bond Fund — Page 40 of 47

unaudited
Swap contracts  (continued)

Interest rate swaps  (continued)
Centrally cleared interest rate swaps  (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 3/31/2022 (000)	Upfront premium paid (received) (000)	Unrealized (depreciation) appreciation at 3/31/2022 (000)
Rate	Payment frequency	Rate	Payment frequency
SONIA	Annual	0.4234505%	Annual	4/9/2026	£2,190	$170	$3	$167
6.21%	28-day	28-day MXN-TIIE	28-day	5/21/2026	MXN605,500	(2,306)	—	(2,306)
6.255%	28-day	28-day MXN-TIIE	28-day	5/22/2026	400,800	(1,495)	—	(1,495)
6.21%	28-day	28-day MXN-TIIE	28-day	5/22/2026	400,800	(1,527)	—	(1,527)
6.19%	28-day	28-day MXN-TIIE	28-day	5/22/2026	405,100	(1,558)	—	(1,558)
6.15%	28-day	28-day MXN-TIIE	28-day	5/25/2026	400,700	(1,570)	—	(1,570)
6.50%	28-day	28-day MXN-TIIE	28-day	6/17/2026	104,100	(346)	—	(346)
6.5375%	28-day	28-day MXN-TIIE	28-day	6/17/2026	108,000	(352)	—	(352)
6.47%	28-day	28-day MXN-TIIE	28-day	6/17/2026	106,400	(360)	—	(360)
6.55%	28-day	28-day MXN-TIIE	28-day	6/17/2026	324,000	(1,049)	—	(1,049)
6.55%	28-day	28-day MXN-TIIE	28-day	6/18/2026	105,200	(341)	—	(341)
6.50%	28-day	28-day MXN-TIIE	28-day	6/18/2026	208,200	(693)	—	(693)
6.59%	28-day	28-day MXN-TIIE	28-day	6/25/2026	284,300	(902)	—	(902)
6.585%	28-day	28-day MXN-TIIE	28-day	6/25/2026	373,600	(1,188)	—	(1,188)
6.64%	28-day	28-day MXN-TIIE	28-day	6/25/2026	459,600	(1,416)	—	(1,416)
6.58%	28-day	28-day MXN-TIIE	28-day	6/25/2026	1,095,600	(3,495)	—	(3,495)
6.6175%	28-day	28-day MXN-TIIE	28-day	6/25/2026	1,218,200	(3,803)	—	(3,803)
6.633%	28-day	28-day MXN-TIIE	28-day	6/25/2026	1,267,300	(3,921)	—	(3,921)
6.63%	28-day	28-day MXN-TIIE	28-day	6/26/2026	509,100	(1,578)	—	(1,578)
6.605%	28-day	28-day MXN-TIIE	28-day	7/6/2026	865,950	(2,729)	—	(2,729)
7.28%	28-day	28-day MXN-TIIE	28-day	9/30/2026	11,600	(23)	—	(23)
7.24%	28-day	28-day MXN-TIIE	28-day	10/2/2026	11,700	(24)	—	(24)
0.8738%	Annual	SONIA	Annual	10/8/2026	£6,000	(356)	—	(356)
7.59%	28-day	28-day MXN-TIIE	28-day	10/29/2026	MXN218,800	(303)	—	(303)
7.62%	28-day	28-day MXN-TIIE	28-day	10/29/2026	328,248	(435)	—	(435)
7.66%	28-day	28-day MXN-TIIE	28-day	10/29/2026	535,800	(668)	—	(668)
7.64%	28-day	28-day MXN-TIIE	28-day	10/29/2026	535,900	(689)	—	(689)
7.52%	28-day	28-day MXN-TIIE	28-day	10/30/2026	676,682	(1,028)	—	(1,028)
(0.0787)%	Annual	6-month EURIBOR	Semi-annual	11/26/2026	€11,620	(623)	—	(623)
SONIA	Annual	1.2822%	Annual	1/28/2027	£1,900	71	—	71
7.84%	28-day	28-day MXN-TIIE	28-day	2/22/2027	MXN760,700	(696)	—	(696)
7.805%	28-day	28-day MXN-TIIE	28-day	2/23/2027	335,300	(331)	—	(331)
7.82%	28-day	28-day MXN-TIIE	28-day	2/24/2027	338,800	(324)	—	(324)
7.795%	28-day	28-day MXN-TIIE	28-day	2/24/2027	829,520	(836)	—	(836)
0.57520783%	Annual	SONIA	Annual	4/9/2028	£17,370	(1,608)	(29)	(1,579)
3-month USD-LIBOR	Quarterly	1.4822%	Semi-annual	3/5/2031	$36,290	2,617	—	2,617
SONIA	Annual	0.70119%	Annual	4/21/2031	£4,190	448	5	443
SONIA	Annual	1.5315%	Annual	3/18/2032	3,000	48	—	48
0.9221376%	Annual	SONIA	Annual	4/9/2041	11,750	(1,556)	(100)	(1,456)
SONIA	Annual	0.8601%	Annual	4/21/2051	550	100	3	97
0.86006881%	Annual	SONIA	Annual	4/21/2051	760	(138)	(4)	(134)
SONIA	Annual	0.945094%	Annual	9/30/2051	310	49	7	42
SONIA	Annual	1.1228%	Annual	10/8/2051	1,700	173	—	173
SONIA	Annual	1.0147%	Annual	1/28/2052	890	121	—	121
1.0469%	Annual	SONIA	Annual	3/2/2052	70	(9)	—	(9)
						$(35,828)	$(110)	$(35,718)
Capital World Bond Fund — Page 41 of 47

unaudited
Swap contracts  (continued)

Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 3/31/2022 (000)	Upfront premium paid (received) (000)	Unrealized depreciation at 3/31/2022 (000)
CDX.EM.37	1.00%	Quarterly	6/20/2027	$5,400	$317	$325	$(8)
CDX.NA.IG.38	1.00%	Quarterly	6/20/2027	167,517	(2,648)	(2,333)	(315)
CDX.NA.HY.38	5.00%	Quarterly	6/20/2027	160,255	(8,628)	(7,450)	(1,178)
					$(10,959)	$(9,458)	$(1,501)
Centrally cleared credit default swaps on credit indices — sell protection
Financing rate received	Payment frequency	Reference index	Expiration date	Notional amount (000)	Value at 3/31/2022 (000)	Upfront premium paid (000)	Unrealized appreciation at 3/31/2022 (000)
5.00%	Quarterly	CDX.NA.HY.37	12/20/2026	$6,124	$379	$327	$52
1.00%	Quarterly	ITRX.EUR.IG.37	6/20/2027	2	—[5]	—[5]	—[5]
					$379	$327	$52
Investments in affiliates16

	Value of affiliate at 1/1/2022 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized depreciation (000)	Value of affiliate at 3/31/2022 (000)	Dividend income (000)
Short-term securities 7.78%
Money market investments 7.78%
Capital Group Central Cash Fund 0.32%[15]	$1,132,236	$1,702,135	$1,690,259	$(4)	$(87)	$1,144,021	$434
[1]	Step bond; coupon rate may change at a later date.
[2]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $988,884,000, which represented 6.73% of the net assets of the fund.
[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5]	Amount less than one thousand.
[6]	Scheduled interest and/or principal payment was not received.
[7]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $12,917,000, which represented .09% of the net assets of the fund.
[8]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[9]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[10]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $1,514,000, which represented .01% of the net assets of the fund.
[11]	Value determined using significant unobservable inputs.
[12]	Purchased on a TBA basis.
[13]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $143,753,000, which represented .98% of the net assets of the fund.
[14]	Security did not produce income during the last 12 months.
[15]	Rate represents the seven-day yield at 3/31/2022.
[16]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
Capital World Bond Fund — Page 42 of 47

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $4,675,046,000. Forward currency contracts are valued based on the spot and forward exchange rates obtained from one or more pricing vendors. The average month-end notional amount of open forward currency contracts while held was $5,025,242,000. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. The average month-end notional amounts of interest rate swaps and credit default swaps while held were $2,989,019,000 and $485,545,000, respectively.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to
Capital World Bond Fund — Page 43 of 47

unaudited
consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The tables on the following page present the fund’s valuation levels as of March 31, 2022 (dollars in thousands):
Capital World Bond Fund — Page 44 of 47

unaudited
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Euros	$—	$2,692,741	$—	$2,692,741
Japanese yen	—	1,273,197	—	1,273,197
Chinese yuan renminbi	—	512,159	—	512,159
British pounds	—	483,582	—	483,582
Canadian dollars	—	396,457	—	396,457
Mexican pesos	—	355,813	—	355,813
Danish kroner	—	342,615	—	342,615
Australian dollars	—	238,969	—	238,969
Malaysian ringgits	—	198,439	—	198,439
Colombian pesos	—	155,701	—	155,701
Brazilian reais	—	114,768	—	114,768
Indonesian rupiah	—	102,535	—	102,535
Chilean pesos	—	91,613	—	91,613
Polish zloty	—	91,263	—	91,263
South Korean won	—	51,080	—	51,080
South African rand	—	35,744	—	35,744
Hungarian forints	—	16,254	—	16,254
Indian rupees	—	15,930	—	15,930
Czech korunas	—	13,209	—	13,209
Egyptian pounds	—	11,853	—	11,853
Russian rubles	—	11,624	—	11,624
Norwegian kroner	—	8,839	—	8,839
Thai baht	—	8,823	—	8,823
Ukrainian hryvnia	—	8,575	—	8,575
Romanian leu	—	4,082	—	4,082
Peruvian nuevos soles	—	3,998	—	3,998
Israeli shekels	—	2,831	—	2,831
Turkish lira	—	1,144	—	1,144
New Zealand dollars	—	837	—	837
Ghanaian cedi	—	274	—	274
U.S. dollars	—	6,703,257	1,319	6,704,576
Convertible bonds & notes	—	1,535	—	1,535
Convertible stocks	—	335	—	335
Preferred securities	—	—	195	195
Common stocks	2,130	—	—	2,130
Rights & warrants	—	—	—*	—*
Short-term securities	1,144,021	61,175	—	1,205,196
Total	$1,146,151	$14,011,251	$1,514	$15,158,916

See next page for footnotes.
Capital World Bond Fund — Page 45 of 47

unaudited
	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$34,519	$—	$—	$34,519
Unrealized appreciation on open forward currency contracts	—	78,366	—	78,366
Unrealized appreciation on centrally cleared interest rate swaps	—	38,730	—	38,730
Unrealized appreciation on credit default swaps	—	52	—	52
Liabilities:
Unrealized depreciation on futures contracts	(24,394)	—	—	(24,394)
Unrealized depreciation on open forward currency contracts	—	(113,784)	—	(113,784)
Unrealized depreciation on centrally cleared interest rate swaps	—	(74,448)	—	(74,448)
Unrealized depreciation on credit default swaps	—	(1,501)	—	(1,501)
Total	$10,125	$(72,585)	$—	$(62,460)
*	Amount less than one thousand.
†	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

Key to abbreviations and symbols
AUD/A$ = Australian dollars	JPY/¥ = Japanese yen
BBR = Bank Base Rate	KRW = South Korean won
BRL = Brazilian reais	LIBOR = London Interbank Offered Rate
CAD/C$ = Canadian dollars	MXN = Mexican pesos
CHF = Swiss francs	MYR = Malaysian ringgits
CLP = Chilean pesos	NOK/NKr = Norwegian kroner
CMT = Constant Maturity Treasury	NZD/NZ$ = New Zealand dollars
CNH/CNY = Chinese yuan renminbi	PEN = Peruvian nuevos soles
COP = Colombian pesos	PLN = Polish zloty
CZK = Czech korunas	Ref. = Refunding
DAC = Designated Activity Company	Rev. = Revenue
DKK/DKr = Danish kroner	RON = Romanian leu
EFFR = Effective Federal Funds Rate	RUB = Russian rubles
EGP = Egyptian pounds	SEK/SKr = Swedish kronor
EUR/€ = Euros	SOFR = Secured Overnight Financing Rate
EURIBOR = Euro Interbank Offered Rate	SONIA = Sterling Overnight Interbank Average Rate
FRA = Forward Rate Agreement	STIBOR = Stockholm Interbank Offered Rate
GBP/£ = British pounds	TBA = To-be-announced
GHS = Ghanaian cedi	THB = Thai baht
HUF = Hungarian forints	TIIE = Equilibrium Interbank Interest Rate
ICE = Intercontinental Exchange, Inc.	TRY = Turkish lira
IDR = Indonesian rupiah	UAH = Ukrainian hryvnia
ILS = Israeli shekels	USD/$ = U.S. dollars
INR = Indian rupees	ZAR = South African rand
Capital World Bond Fund — Page 46 of 47

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2022 Capital Group. All rights reserved.
MFGEFP1-031-0522O-S85372	Capital World Bond Fund — Page 47 of 47